UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number 811-8606

DWS Target Date Series

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of principal executive offices)             (Zip code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	08/31

Date of reporting period:	2/28/09

ITEM 1.           REPORT TO STOCKHOLDERS

  FEBRUARY 28, 2009

Semiannual Report to Shareholders

DWS Target Date Series DWS LifeCompass Retirement Fund DWS LifeCompass 2015 Fund DWS LifeCompass 2020 Fund DWS LifeCompass 2030 Fund DWS LifeCompass 2040 Fund

Contents

4 Performance Summaries

37 Information About Each Fund's Expenses

43 Portfolio Management Review

49 Fund Highlights

54 Portfolio Summaries

56 Investment Portfolios

71 Financial Statements

82 Financial Highlights

101 Notes to Financial Statements

115 Investment Management Agreement Approval

122 Summary of Management Fee Evaluation by Independent Fee Consultant

127 Summary of Administrative Fee Evaluation by Independent Fee Consultant

128 Account Management Resources

130 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider a fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the funds. Please read the prospectus carefully before you invest.

Diversification does not eliminate risk. The funds are subject to stock market risk, meaning stocks in the underlying funds may decline in value for extended periods of time due to the activities and financial prospects of individual companies, or due to general market and economic conditions. Asset allocation risk: although asset allocation among different asset classes generally limits risk and exposure to any one class, the risk remains that the investment advisor may favor an asset class that performs poorly relative to the other asset classes. Investing in foreign securities presents certain risks, such as currency fluctuation, political and economic changes and market risks. The underlying funds invest in individual bonds whose yields and market values fluctuate so that your investment may be worth more or less than its original cost. Bond investments are subject to interest rate risk such that when interest rates rise, the prices of the bonds, and thus the value of the fund, can decline and the investor can lose principal value. Derivatives may be more volatile and less liquid than traditional securities, and the funds could suffer losses on an underlying fund's derivative position. An investment in underlying money market funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in them. Please read each fund's prospectus for specific details regarding its risk profile.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summaries February 28, 2009

DWS LifeCompass Retirement Fund

Classes A, B and C

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-investments.com for the Fund's most recent month-end performance.

The maximum sales charge for Class A shares is 5.75%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no front-end sales charge but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The total annual fund direct operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated December 1, 2008 are 0.69%, 1.42% and 1.38% for Class A, Class B and Class C shares, respectively. The total annual fund direct and estimated indirect Underlying Funds operating expense ratios, gross of any fee waivers or expense reimbursements for DWS LifeCompass Retirement Fund, as presented in the fee table of the prospectus dated December 1, 2008 are 1.30%, 2.03% and 1.99% for Class A, Class B and Class C shares, respectively. Please see the Information About Each Fund's Expenses, the Financial Highlights and Notes to the Financial Statements (Note B, Related Parties) sections of this report for gross and net expense related disclosure for the period ended February 28, 2009.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for DWS LifeCompass Retirement Fund as well as for some Underlying DWS Funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

DWS LifeCompass Retirement Fund

Returns shown for Class A, B and C shares for the periods prior to their inception on December 29, 2000 are derived from the historical performance of Class S shares of DWS LifeCompass Retirement Fund during such periods and have been adjusted to reflect the higher annual total operating expenses of each specific class. Any difference in expenses will affect performance.

Average Annual Total Returns (Unadjusted for Sales Charge) as of 2/28/09
DWS LifeCompass Retirement Fund	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	-24.65%	-26.71%	-7.52%	-2.47%	.02%
Class B	-25.02%	-27.35%	-8.25%	-3.21%	-.72%
Class C	-25.01%	-27.32%	-8.21%	-3.20%	-.72%
Russell® 1000 Index+	-42.25%	-43.62%	-15.23%	-6.38%	-3.02%
Russell® 2000 Index++	-46.91%	-42.38%	-17.85%	-6.68%	1.22%
Barclays Capital Intermediate U.S. Aggregate Index+++	2.14%	2.41%	5.20%	4.01%	5.54%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.
Net Asset Value and Distribution Information
	Class A	Class B	Class C
Net Asset Value: 2/28/09	$ 8.46	$ 8.45	$ 8.45
8/31/08	$ 11.49	$ 11.49	$ 11.49
Distribution Information: Six Months as of 2/28/09: Income Dividends	$ .22	$ .19	$ .19

DWS LifeCompass Retirement Fund

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS LifeCompass Retirement Fund — Class A [] Russell 1000 Index+ [] Russell 2000 Index++ [] Barclays Capital Intermediate U.S. Aggregate Index+++

Yearly periods ended February 28

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

Comparative Results (Adjusted for Maximum Sales Charge) as of 2/28/09
DWS LifeCompass Retirement Fund		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$6,908	$7,454	$8,316	$9,444
	Average annual total return	-30.92%	-9.33%	-3.62%	-.57%
Class B	Growth of $10,000	$7,056	$7,583	$8,421	$9,300
	Average annual total return	-29.44%	-8.81%	-3.38%	-.72%
Class C	Growth of $10,000	$7,268	$7,734	$8,501	$9,307
	Average annual total return	-27.32%	-8.21%	-3.20%	-.72%

The growth of $10,000 is cumulative.

DWS LifeCompass Retirement Fund

Comparative Results as of 2/28/09
DWS LifeCompass Retirement Fund		1-Year	3-Year	5-Year	10-Year
Russell 1000 Index+	Growth of $10,000	$5,638	$6,091	$7,191	$7,359
	Average annual total return	-43.62%	-15.23%	-6.38%	-3.02%
Russell 2000 Index++	Growth of $10,000	$5,762	$5,543	$7,078	$11,293
	Average annual total return	-42.38%	-17.85%	-6.68%	1.22%
Barclays Capital Intermediate U.S. Aggregate Index+++	Growth of $10,000	$10,241	$11,644	$12,170	$17,139
	Average annual total return	2.41%	5.20%	4.01%	5.54%

The growth of $10,000 is cumulative.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
++ The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
+++ The Barclays Capital Intermediate U.S. Aggregate Index (name changed from Lehman Brothers Intermediate U.S. Aggregate Index, effective November 3, 2008) is an unmanaged index that covers the US investment-grade fixed-rate bond market, including government and credit securities, agency mortgage securities, asset-backed securities and commercial mortgage-backed securities.
Index returns, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
Class A Lipper Rankings — Mixed-Asset Target Allocation Conservative Funds Category as of 2/28/09
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	376	of	428	88
3-Year	289	of	334	87
5-Year	159	of	193	82

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable. Rankings are for Class A shares; other share classes may vary.

DWS LifeCompass Retirement Fund

Class S

Class S shares are generally not available to new investors except under certain circumstances. (Please refer to the Fund's Statement of Additional Information.)

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-investments.com for the Fund's most recent month-end performance.

The total annual fund direct operating expense ratio, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated December 1, 2008 is 0.44% for Class S shares. The total fund direct and estimated indirect Underlying Funds operating expense ratio, gross of any fee waivers or expense reimbursements for DWS LifeCompass Retirement Fund, as presented in the fee table of the prospectus dated December 1, 2008 is 1.05% for Class S shares. Please see the Information About Each Fund's Expenses, the Financial Highlights and Notes to the Financial Statements (Note B, Related Parties) sections of this report for gross and net expense related disclosure for the period ended February 28, 2009.

Returns and rankings during all periods shown for Class S shares reflect a fee waiver and/or expense reimbursement for DWS LifeCompass Retirement Fund as well as for some Underlying DWS Funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Average Annual Total Returns as of 2/28/09
DWS LifeCompass Retirement Fund	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class S	-24.63%	-26.60%	-7.32%	-2.24%	.26%
Russell 1000 Index+	-42.25%	-43.62%	-15.23%	-6.38%	-3.02%
Russell 2000 Index++	-46.91%	-42.38%	-17.85%	-6.68%	1.22%
Barclays Capital Intermediate U.S. Aggregate Index+++	2.14%	2.41%	5.20%	4.01%	5.54%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.

DWS LifeCompass Retirement Fund

Net Asset Value and Distribution Information
Class S
Net Asset Value: 2/28/09	$ 8.45
8/31/08	$ 11.49
Distribution Information: Six Months as of 2/28/09: Income Dividends	$ .24
Growth of an Assumed $10,000 Investment
[] DWS LifeCompass Retirement Fund — Class S [] Russell 1000 Index+ [] Russell 2000 Index++ [] Barclays Capital Intermediate U.S. Aggregate Index+++

Yearly periods ended February 28
Comparative Results as of 2/28/09
DWS LifeCompass Retirement Fund		1-Year	3-Year	5-Year	10-Year
Class S	Growth of $10,000	$7,340	$7,961	$8,927	$10,259
	Average annual total return	-26.60%	-7.32%	-2.24%	.26%

The growth of $10,000 is cumulative.

DWS LifeCompass Retirement Fund

Comparative Results as of 2/28/09
DWS LifeCompass Retirement Fund		1-Year	3-Year	5-Year	10-Year
Russell 1000 Index+	Growth of $10,000	$5,638	$6,091	$7,191	$7,359
	Average annual total return	-43.62%	-15.23%	-6.38%	-3.02%
Russell 2000 Index++	Growth of $10,000	$5,762	$5,543	$7,078	$11,293
	Average annual total return	-42.38%	-17.85%	-6.68%	1.22%
Barclays Capital Intermediate U.S. Aggregate Index+++	Growth of $10,000	$10,241	$11,644	$12,170	$17,139
	Average annual total return	2.41%	5.20%	4.01%	5.54%

The growth of $10,000 is cumulative.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
++ The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
+++ The Barclays Capital Intermediate U.S. Aggregate Index (name changed from Lehman Brothers Intermediate U.S. Aggregate Index, effective November 3, 2008) is an unmanaged index that covers the US investment-grade fixed-rate bond market, including government and credit securities, agency mortgage securities, asset-backed securities and commercial mortgage-backed securities.
Index returns, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
Class S Lipper Rankings — Mixed-Asset Target Allocation Conservative Funds Category as of 2/28/09
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	375	of	428	88
3-Year	283	of	334	85
5-Year	152	of	193	79
10-Year	65	of	75	86

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Class S shares; other share classes may vary.

DWS LifeCompass 2015 Fund

Classes A, B and C

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-investments.com for the Fund's most recent month-end performance.

The maximum sales charge for Class A shares is 5.75%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no front-end sales charge but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The total annual fund direct operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated December 1, 2008 are 0.64%, 1.39% and 1.33% for Class A, Class B and Class C shares, respectively. The total annual fund direct and estimated indirect Underlying Funds operating expense ratios, gross of any fee waivers or expense reimbursements for DWS LifeCompass 2015 Fund, as presented in the fee table of the prospectus dated December 1, 2008 are 1.25%, 2.00% and 1.94% for Class A, Class B and Class C shares, respectively. Please see the Information About Each Fund's Expenses, the Financial Highlights and Notes to the Financial Statements (Note B, Related Parties) sections of this report for gross and net expense related disclosure for the period ended February 28, 2009.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for DWS LifeCompass 2015 Fund as well as for some Underlying DWS Funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

DWS LifeCompass 2015 Fund

Returns shown for Class A, B and C shares for the periods prior to their inception on December 29, 2000 are derived from the historical performance of Class S shares of the DWS LifeCompass 2015 Fund during such periods and have been adjusted to reflect the higher annual total operating expenses of each specific class. Any difference in expenses will affect performance.

Average Annual Total Returns (Unadjusted for Sales Charge) as of 2/28/09
DWS LifeCompass 2015 Fund	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	-32.20%	-34.59%	-11.08%	-4.37%	-1.17%
Class B	-32.50%	-35.07%	-11.76%	-5.09%	-1.90%
Class C	-32.43%	-35.06%	-11.74%	-5.07%	-1.89%
Russell 1000 Index+	-42.25%	-43.62%	-15.23%	-6.38%	-3.02%
Russell 2000 Index++	-46.91%	-42.38%	-17.85%	-6.68%	1.22%
Barclays Capital U.S. Aggregate Index+++	1.88%	2.06%	4.95%	4.00%	5.61%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.
Net Asset Value and Distribution Information
	Class A	Class B	Class C
Net Asset Value: 2/28/09	$ 7.39	$ 7.38	$ 7.38
8/31/08	$ 11.12	$ 11.11	$ 11.10
Distribution Information: Six Months as of 2/28/09: Income Dividends	$ .18	$ .14	$ .14

DWS LifeCompass 2015 Fund

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS LifeCompass 2015 Fund — Class A [] Russell 1000 Index+ [] Russell 2000 Index++ [] Barclays Capital U.S. Aggregate Index+++

Yearly periods ended February 28

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

Comparative Results (Adjusted for Maximum Sales Charge) as of 2/28/09
DWS LifeCompass 2015 Fund		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$6,165	$6,626	$7,540	$8,379
	Average annual total return	-38.35%	-12.82%	-5.49%	-1.75%
Class B	Growth of $10,000	$6,307	$6,746	$7,636	$8,253
	Average annual total return	-36.93%	-12.30%	-5.25%	-1.90%
Class C	Growth of $10,000	$6,494	$6,876	$7,711	$8,260
	Average annual total return	-35.06%	-11.74%	-5.07%	-1.89%

The growth of $10,000 is cumulative.

DWS LifeCompass 2015 Fund

Comparative Results as of 2/28/09
DWS LifeCompass 2015 Fund		1-Year	3-Year	5-Year	10-Year
Russell 1000 Index+	Growth of $10,000	$5,638	$6,091	$7,191	$7,359
	Average annual total return	-43.62%	-15.23%	-6.38%	-3.02%
Russell 2000 Index++	Growth of $10,000	$5,762	$5,543	$7,078	$11,293
	Average annual total return	-42.38%	-17.85%	-6.68%	1.22%
Barclays Capital U.S. Aggregate Index+++	Growth of $10,000	$10,206	$11,558	$12,164	$17,260
	Average annual total return	2.06%	4.95%	4.00%	5.61%

The growth of $10,000 is cumulative.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
++ The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
+++ The Barclays Capital U.S. Aggregate Index (name changed from Lehman Brothers U.S. Aggregate Index, effective November 3, 2008) is an unmanaged, market value-weighted measure of treasury issues, agency issues corporate bond issues and mortgage securities.
Index returns, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
Class A Lipper Rankings — Mixed-Asset Target 2015 Funds Category as of 2/28/09
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	67	of	115	58
3-Year	29	of	42	68
5-Year	14	of	16	83

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable. Rankings are for Class A shares; other share classes may vary.

DWS LifeCompass 2015 Fund

Class S

Class S shares are generally not available to new investors except under certain circumstances. (Please refer to the Fund's Statement of Additional Information.)

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-investments.com for the Fund's most recent month-end performance.

The total annual fund direct operating expense ratio, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated December 1, 2008 is 0.41% for Class S shares. The total annual fund direct and estimated indirect Underlying Funds operating expense ratio, gross of any fee waivers or expense reimbursements for DWS LifeCompass 2015 Fund, as presented in the fee table of the prospectus dated December 1, 2008 is 1.02% for Class S shares. Please see the Information About Each Fund's Expenses, the Financial Highlights and Notes to the Financial Statements (Note B, Related Parties) sections of this report for gross and net expense related disclosure for the period ended February 28, 2009.

Returns and rankings during all periods shown for Class S shares reflect a fee waiver and/or expense reimbursement for DWS LifeCompass 2015 Fund as well as for some Underlying DWS Funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Average Annual Total Returns as of 2/28/09
DWS LifeCompass 2015 Fund	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class S	-32.15%	-34.40%	-10.88%	-4.14%	-.94%
Russell 1000 Index+	-42.25%	-43.62%	-15.23%	-6.38%	-3.02%
Russell 2000 Index++	-46.91%	-42.38%	-17.85%	-6.68%	1.22%
Barclays Capital U.S. Aggregate Index+++	1.88%	2.06%	4.95%	4.00%	5.61%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.

DWS LifeCompass 2015 Fund

Net Asset Value and Distribution Information
Class S
Net Asset Value: 2/28/09	$ 7.38
8/31/08	$ 11.11
Distribution Information: Six Months as of 2/28/09: Income Dividends	$ .19
Growth of an Assumed $10,000 Investment
[] DWS LifeCompass 2015 Fund — Class S [] Russell 1000 Index+ [] Russell 2000 Index++ [] Barclays Capital U.S. Aggregate Index+++

Yearly periods ended February 28
Comparative Results as of 2/28/09
DWS LifeCompass 2015 Fund		1-Year	3-Year	5-Year	10-Year
Class S	Growth of $10,000	$6,560	$7,079	$8,096	$9,096
	Average annual total return	-34.40%	-10.88%	-4.14%	-.94%

The growth of $10,000 is cumulative.

DWS LifeCompass 2015 Fund

Comparative Results as of 2/28/09
DWS LifeCompass 2015 Fund		1-Year	3-Year	5-Year	10-Year
Russell 1000 Index+	Growth of $10,000	$5,638	$6,091	$7,191	$7,359
	Average annual total return	-43.62%	-15.23%	-6.38%	-3.02%
Russell 2000 Index++	Growth of $10,000	$5,762	$5,543	$7,078	$11,293
	Average annual total return	-42.38%	-17.85%	-6.68%	1.22%
Barclays Capital U.S. Aggregate Index+++	Growth of $10,000	$10,206	$11,558	$12,164	$17,260
	Average annual total return	2.06%	4.95%	4.00%	5.61%

The growth of $10,000 is cumulative.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
++ The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
+++ The Barclays Capital U.S. Aggregate Index (name changed from Lehman Brothers U.S. Aggregate Index, effective November 3, 2008) is an unmanaged, market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities.
Index returns, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
Class S Lipper Rankings — Mixed-Asset Target 2015 Funds Category as of 2/28/09
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	66	of	115	57
3-Year	28	of	42	66
5-Year	13	of	16	77
10-Year	5	of	5	84

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Class S shares; other share classes may vary.

DWS LifeCompass 2020 Fund

Classes A, B and C

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-investments.com for the Fund's most recent month-end performance.

The maximum sales charge for Class A shares is 5.75%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no front-end sales charge but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The total annual fund direct operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated December 1, 2008 are 0.66%, 1.42% and 1.38% for Class A, Class B and Class C shares, respectively. The total annual fund direct and estimated indirect Underlying Funds operating expense ratios, gross of any fee waivers or expense reimbursements for DWS LifeCompass 2020 Fund, as presented in the fee table of the prospectus dated December 1, 2008 are 1.27%, 2.03% and 1.99% for Class A, Class B and Class C shares, respectively. Please see the Information About Each Fund's Expenses, the Financial Highlights and Notes to the Financial Statements (Note B, Related Parties) sections of this report for gross and net expense related disclosure for the period ended February 28, 2009.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for DWS LifeCompass 2020 Fund as well as for some Underlying DWS Funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

DWS LifeCompass 2020 Fund

Returns shown for Class A, B and C shares for the periods prior to their inception on December 29, 2000 are derived from the historical performance of Class S shares of the DWS LifeCompass 2020 Fund during such periods and have been adjusted to reflect the higher annual total operating expenses of each specific class. Any difference in expenses will affect performance.

Average Annual Total Returns (Unadjusted for Sales Charge) as of 2/28/09
DWS LifeCompass 2020 Fund	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	-35.08%	-37.46%	-12.23%	-4.73%	-1.05%
Class B	-35.34%	-37.91%	-12.90%	-5.45%	-1.79%
Class C	-35.38%	-37.95%	-12.89%	-5.44%	-1.79%
Russell 1000 Index+	-42.25%	-43.62%	-15.23%	-6.38%	-3.02%
Russell 2000 Index++	-46.91%	-42.38%	-17.85%	-6.68%	1.22%
Barclays Capital U.S. Aggregate Index+++	1.88%	2.06%	4.95%	4.00%	5.61%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.
Net Asset Value and Distribution Information
	Class A	Class B	Class C
Net Asset Value: 2/28/09	$ 8.47	$ 8.42	$ 8.42
8/31/08	$ 13.66	$ 13.53	$ 13.54
Distribution Information: Six Months as of 2/28/09: Income Dividends	$ .37	$ .29	$ .29
Capital Gain Distributions	$ .08	$ .08	$ .08

DWS LifeCompass 2020 Fund

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS LifeCompass 2020 Fund — Class A [] Russell 1000 Index+ [] Russell 2000 Index++ [] Barclays Capital U.S. Aggregate Index+++

Yearly periods ended February 28

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

Comparative Results (Adjusted for Maximum Sales Charge) as of 2/28/09
DWS LifeCompass 2020 Fund		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$5,894	$6,372	$7,395	$8,477
	Average annual total return	-41.06%	-13.95%	-5.86%	-1.64%
Class B	Growth of $10,000	$6,029	$6,486	$7,490	$8,348
	Average annual total return	-39.71%	-13.44%	-5.62%	-1.79%
Class C	Growth of $10,000	$6,205	$6,610	$7,561	$8,349
	Average annual total return	-37.95%	-12.89%	-5.44%	-1.79%

The growth of $10,000 is cumulative.

DWS LifeCompass 2020 Fund

Comparative Results as of 2/28/09
DWS LifeCompass 2020 Fund		1-Year	3-Year	5-Year	10-Year
Russell 1000 Index+	Growth of $10,000	$5,638	$6,091	$7,191	$7,359
	Average annual total return	-43.62%	-15.23%	-6.38%	-3.02%
Russell 2000 Index++	Growth of $10,000	$5,762	$5,543	$7,078	$11,293
	Average annual total return	-42.38%	-17.85%	-6.68%	1.22%
Barclays Capital U.S. Aggregate Index+++	Growth of $10,000	$10,206	$11,558	$12,164	$17,260
	Average annual total return	2.06%	4.95%	4.00%	5.61%

The growth of $10,000 is cumulative.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
++ The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
+++ The Barclays Capital U.S. Aggregate Index (name changed from Lehman Brothers U.S. Aggregate Index, effective November 3, 2008) is an unmanaged, market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities.
Index returns, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
Class A Lipper Rankings — Mixed-Asset Target 2020 Funds Category as of 2/28/09
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	101	of	152	67
3-Year	47	of	77	61
5-Year	22	of	35	62

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable. Rankings are for Class A shares; other share classes may vary.

DWS LifeCompass 2020 Fund

Class S

Class S shares are generally not available to new investors except under certain circumstances. (Please refer to the Fund's Statement of Additional Information.)

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-investments.com for the Fund's most recent month-end performance.

The total annual fund direct operating expense ratio, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated December 1, 2008 is 0.45% for Class S shares. The total annual fund direct and estimated indirect Underlying Funds operating expense ratio, gross of any fee waivers or expense reimbursements for DWS LifeCompass 2020 Fund, as presented in the fee table of the prospectus dated December 1, 2008 is 1.06% for Class S shares. Please see the Information About Each Fund's Expenses, the Financial Highlights and Notes to the Financial Statements (Note B, Related Parties) sections of this report for gross and net expense related disclosure for the period ended February 28, 2009.

Returns and rankings during all periods shown for Class S shares reflect a fee waiver and/or expense reimbursement for DWS LifeCompass 2020 Fund as well as for some Underlying DWS Funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Average Annual Total Returns as of 2/28/09
DWS LifeCompass 2020 Fund	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class S	-35.06%	-37.35%	-12.05%	-4.51%	-.83%
Russell 1000 Index+	-42.25%	-43.62%	-15.23%	-6.38%	-3.02%
Russell 2000 Index++	-46.91%	-42.38%	-17.85%	-6.68%	1.22%
Barclays Capital U.S. Aggregate Index+++	1.88%	2.06%	4.95%	4.00%	5.61%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.

DWS LifeCompass 2020 Fund

Net Asset Value and Distribution Information
Class S
Net Asset Value: 2/28/09	$ 8.48
8/31/08	$ 13.69
Distribution Information: Six Months as of 2/28/09: Income Dividends	$ .39
Capital Gain Distributions	$ .08
Growth of an Assumed $10,000 Investment
[] DWS LifeCompass 2020 Fund — Class S [] Russell 1000 Index+ [] Russell 2000 Index++ [] Barclays Capital U.S. Aggregate Index+++

Yearly periods ended February 28
Comparative Results as of 2/28/09
DWS LifeCompass 2020 Fund		1-Year	3-Year	5-Year	10-Year
Class S	Growth of $10,000	$6,265	$6,803	$7,941	$9,201
	Average annual total return	-37.35%	-12.05%	-4.51%	-.83%

The growth of $10,000 is cumulative.

DWS LifeCompass 2020 Fund

Comparative Results as of 2/28/09
DWS LifeCompass 2020 Fund		1-Year	3-Year	5-Year	10-Year
Russell 1000 Index+	Growth of $10,000	$5,638	$6,091	$7,191	$7,359
	Average annual total return	-43.62%	-15.23%	-6.38%	-3.02%
Russell 2000 Index++	Growth of $10,000	$5,762	$5,543	$7,078	$11,293
	Average annual total return	-42.38%	-17.85%	-6.68%	1.22%
Barclays Capital U.S. Aggregate Index+++	Growth of $10,000	$10,206	$11,558	$12,164	$17,260
	Average annual total return	2.06%	4.95%	4.00%	5.61%

The growth of $10,000 is cumulative.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
++ The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
+++ The Barclays Capital U.S. Aggregate Index (name changed from Lehman Brothers U.S. Aggregate Index, effective November 3, 2008) is an unmanaged, market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities.
Index returns, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
Class S Lipper Rankings — Mixed-Asset Target 2020 Funds Category as of 2/28/09
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	97	of	152	64
3-Year	45	of	77	58
5-Year	18	of	35	50
10-Year	5	of	7	63

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Class S shares; other share classes may vary.

DWS LifeCompass 2030 Fund

Classes A, B and C

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-investments.com for the Fund's most recent month-end performance.

The maximum sales charge for Class A shares is 5.75%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no front-end sales charge but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The total annual fund direct operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated December 1, 2008 are 0.99%, 1.80% and 1.74% for Class A, Class B and Class C shares, respectively. The total annual fund direct and estimated indirect Underlying Funds operating expense ratios, gross of any fee waivers or expense reimbursements for DWS LifeCompass 2030 Fund, as presented in the fee table of the prospectus dated December 1, 2008 are 1.64%, 2.45% and 2.39% for Class A, Class B and Class C shares, respectively. Please see the Information About Each Fund's Expenses, the Financial Highlights and Notes to the Financial Statements (Note B, Related Parties) sections of this report for gross and net expense related disclosure for the period ended February 28, 2009.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for DWS LifeCompass 2030 Fund as well as for some Underlying DWS Funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Average Annual Total Returns (Unadjusted for Sales Charge) as of 2/28/09
DWS LifeCompass 2030 Fund	6-Month‡	1-Year	3-Year	Life of Fund*
Class A	-40.32%	-42.66%	-14.87%	-7.20%
Class B	-40.58%	-43.14%	-15.56%	-7.91%
Class C	-40.59%	-43.15%	-15.54%	-7.92%
Russell 1000 Index+	-42.25%	-43.62%	-15.23%	-7.28%
Russell 2000 Index++	-46.91%	-42.38%	-17.85%	-7.76%
Barclays Capital U.S. Aggregate Index+++	1.88%	2.06%	4.95%	4.08%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.
* The Fund commenced operations on November 1, 2004. Index returns began on October 31, 2004.

DWS LifeCompass 2030 Fund

Net Asset Value and Distribution Information
	Class A	Class B	Class C
Net Asset Value: 2/28/09	$ 5.63	$ 5.62	$ 5.62
8/31/08	$ 10.26	$ 10.21	$ 10.21
Distribution Information: Six Months as of 2/28/09: Income Dividends	$ .11	$ .06	$ .06
Capital Gain Distributions	$ .47	$ .47	$ .47
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS LifeCompass 2030 Fund — Class A [] Russell 1000 Index+ [] Russell 2000 Index++ [] Barclays Capital U.S. Aggregate Index+++

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

Comparative Results (Adjusted for Maximum Sales Charge) as of 2/28/09
DWS LifeCompass 2030 Fund		1-Year	3-Year	Life of Fund*
Class A	Growth of $10,000	$5,404	$5,815	$6,824
	Average annual total return	-45.96%	-16.53%	-8.46%
Class B	Growth of $10,000	$5,528	$5,920	$6,889
	Average annual total return	-44.72%	-16.03%	-8.26%
Class C	Growth of $10,000	$5,685	$6,025	$7,001
	Average annual total return	-43.15%	-15.54%	-7.92%

The growth of $10,000 is cumulative.

* The Fund commenced operations on November 1, 2004. Index returns began on October 31, 2004.

DWS LifeCompass 2030 Fund

Comparative Results as of 2/28/09
DWS LifeCompass 2030 Fund		1-Year	3-Year	Life of Fund*
Russell 1000 Index+	Growth of $10,000	$5,638	$6,091	$7,206
	Average annual total return	-43.62%	-15.23%	-7.28%
Russell 2000 Index++	Growth of $10,000	$5,762	$5,543	$7,047
	Average annual total return	-42.38%	-17.85%	-7.76%
Barclays Capital U.S. Aggregate Index+++	Growth of $10,000	$10,206	$11,558	$11,893
	Average annual total return	2.06%	4.95%	4.08%

The growth of $10,000 is cumulative.

* The Fund commenced operations on November 1, 2004. Index returns began on October 31, 2004.
+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
++ The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
+++ The Barclays Capital U.S. Aggregate Index (name changed from Lehman Brothers U.S. Aggregate Index, effective November 3, 2008) is an unmanaged, market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities.
Index returns, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
Class A Lipper Rankings — Mixed-Asset Target 2030 Funds Category as of 2/28/09
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	96	of	145	66
3-Year	47	of	74	63

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable. Rankings are for Class A shares; other share classes may vary.

DWS LifeCompass 2030 Fund

Class S

Class S shares are generally not available to new investors except under certain circumstances (Please refer to the Fund's Statement of Additional Information.)

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-investments.com for the Fund's most recent month-end performance.

The total annual fund direct operating expense ratio, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated December 1, 2008 is 0.77% for Class S shares. The total annual fund direct and estimated indirect Underlying Funds operating expense ratio, gross of any fee waivers or expense reimbursements for DWS LifeCompass 2030 Fund, as presented in the fee table of the prospectus dated December 1, 2008 is 1.42% for Class S shares. Please see the Information About Each Fund's Expenses, the Financial Highlights and Notes to the Financial Statements (Note B, Related Parties) sections of this report for gross and net expense related disclosure for the period ended February 28, 2009.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for DWS LifeCompass 2030 Fund as well as for some Underlying DWS Funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Average Annual Total Returns as of 2/28/09
DWS LifeCompass 2030 Fund	6-Month‡	1-Year	3-Year	Life of Fund*
Class S	-40.22%	-42.51%	-14.65%	-6.97%
Russell 1000 Index+	-42.25%	-43.62%	-15.23%	-7.28%
Russell 2000 Index++	-46.91%	-42.38%	-17.85%	-7.76%
Barclays Capital U.S. Aggregate Index+++	1.88%	2.06%	4.95%	4.08%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.
* The Fund commenced operations on November 1, 2004. Index returns began on October 31, 2004.

DWS LifeCompass 2030 Fund

Net Asset Value and Distribution Information
Class S
Net Asset Value: 2/28/09	$ 5.63
8/31/08	$ 10.27
Distribution Information: Six Months as of 2/28/09: Income Dividends	$ .13
Capital Gain Distributions	$ .47
Growth of an Assumed $10,000 Investment
[] DWS LifeCompass 2030 Fund — Class S [] Russell 1000 Index+ [] Russell 2000 Index++ [] Barclays Capital U.S. Aggregate Index+++

Comparative Results as of 2/28/09
DWS LifeCompass 2030 Fund		1-Year	3-Year	Life of Fund*
Class S	Growth of $10,000	$5,749	$6,218	$7,318
	Average annual total return	-42.51%	-14.65%	-6.97%

The growth of $10,000 is cumulative.

* The Fund commenced operations on November 1, 2004. Index returns began on October 31, 2004.

DWS LifeCompass 2030 Fund

Comparative Results as of 2/28/09
DWS LifeCompass 2030 Fund		1-Year	3-Year	Life of Fund*
Russell 1000 Index+	Growth of $10,000	$5,638	$6,091	$7,206
	Average annual total return	-43.62%	-15.23%	-7.28%
Russell 2000 Index++	Growth of $10,000	$5,762	$5,543	$7,047
	Average annual total return	-42.38%	-17.85%	-7.76%
Barclays Capital U.S. Aggregate Index+++	Growth of $10,000	$10,206	$11,558	$11,893
	Average annual total return	2.06%	4.95%	4.08%

The growth of $10,000 is cumulative.

* The Fund commenced operations on November 1, 2004. Index returns began on October 31, 2004.
+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
++ The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
+++ The Barclays Capital U.S. Aggregate Index (name changed from Lehman Brothers U.S. Aggregate Index, effective November 3, 2008) is an unmanaged, market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities.
Index returns, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
Class S Lipper Rankings — Mixed-Asset Target 2030 Funds Category as of 2/28/09
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	94	of	145	65
3-Year	42	of	74	56

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Class S shares; other share classes may vary.

DWS LifeCompass 2040 Fund

Classes A and C

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-investments.com for the Fund's most recent month-end performance.

The maximum sales charge for Class A shares is 5.75%. Class C shares have no front-end sales charge but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The total annual fund direct operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated December 1, 2008 are 4.81% and 5.54% for Class A and Class C shares, respectively. The total annual fund direct and estimated indirect Underlying Funds operating expense ratios, gross of any fee waivers or expense reimbursements for DWS LifeCompass 2040 Fund, as presented in the fee table of the prospectus dated December 1, 2008 are 5.48% and 6.21% for Class A and Class C shares, respectively. Please see the Information About Each Fund's Expenses, the Financial Highlights and Notes to the Financial Statements (Note B, Related Parties) sections of this report for gross and net expense related disclosure for the period ended February 28, 2009.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for DWS LifeCompass 2040 Fund as well as for some Underlying DWS Funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Average Annual Total Returns (Unadjusted for Sales Charge) as of 2/28/09
DWS LifeCompass 2040 Fund	6-Month‡	1-Year	Life of Fund*
Class A	-42.59%	-44.24%	-39.75%
Class C	-42.88%	-44.65%	-40.14%
Russell 1000 Index+	-42.25%	-43.62%	-41.60%
Russell 2000 Index++	-46.91%	-42.38%	-41.04%
Barclays Capital U.S. Aggregate Index+++	1.88%	2.06%	3.35%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.
* The Fund commenced operations on November 15, 2007. Index returns began on November 30, 2007.

DWS LifeCompass 2040 Fund

Net Asset Value and Distribution Information
	Class A	Class C
Net Asset Value: 2/28/09	$ 4.92	$ 4.91
8/31/08	$ 8.77	$ 8.73
Distribution Information: Six Months as of 2/28/09: Income Dividends	$ .05	$ .01
Capital Gain Distributions	$ .09	$ .09
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS LifeCompass 2040 Fund — Class A [] Russell 1000 Index+ [] Russell 2000 Index++ [] Barclays Capital U.S. Aggregate Index+++

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

Comparative Results (Adjusted for Maximum Sales Charge) as of 2/28/09
DWS LifeCompass 2040 Fund		1-Year	Life of Fund*
Class A	Growth of $10,000	$5,256	$4,911
	Average annual total return	-47.44%	-42.46%
Class C	Growth of $10,000	$5,535	$5,167
	Average annual total return	-44.65%	-40.14%

The growth of $10,000 is cumulative.

* The Fund commenced operations on November 15, 2007. Index returns began on November 30, 2007.

DWS LifeCompass 2040 Fund

Comparative Results as of 2/28/09
DWS LifeCompass 2040 Fund		1-Year	Life of Fund*
Russell 1000 Index+	Growth of $10,000	$5,638	$5,105
	Average annual total return	-43.62%	-41.60%
Russell 2000 Index++	Growth of $10,000	$5,762	$5,166
	Average annual total return	-42.38%	-41.04%
Barclays Capital U.S. Aggregate Index+++	Growth of $10,000	$10,206	$10,421
	Average annual total return	2.06%	3.35%

The growth of $10,000 is cumulative.

* The Fund commenced operations on November 15, 2007. Index returns began on November 30, 2007.
+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
++ The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
+++ The Barclays Capital U.S. Aggregate Index (name changed from Lehman Brothers U.S. Aggregate Index, effective November 3, 2008) is an unmanaged, market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities.
Index returns, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
Class A Lipper Rankings — Mixed-Asset Target 2040 Funds Category as of 2/28/09
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	80	of	132	61

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable. Rankings are for Class A shares; other share classes may vary.

DWS LifeCompass 2040 Fund

Class S

Class S shares are generally not available to new investors except under certain circumstances (Please refer to the Fund's Statement of Additional Information.)

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-investments.com for the Fund's most recent month-end performance.

The total annual fund direct operating expense ratio, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated December 1, 2008 is 4.65% for Class S shares. The total annual fund direct and estimated indirect Underlying Funds operating expense ratio, gross of any fee waivers or expense reimbursements for DWS LifeCompass 2040 Fund, as presented in the fee table of the prospectus dated December 1, 2008 is 5.32% for Class S shares. Please see the Information About Each Fund's Expenses, the Financial Highlights and Notes to the Financial Statements (Note B, Related Parties) sections of this report for gross and net expense related disclosure for the period ended February 28, 2009.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for DWS LifeCompass 2040 Fund as well as for some Underlying DWS Funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Average Annual Total Returns as of 2/28/09
DWS LifeCompass 2040 Fund	6-Month‡	1-Year	Life of Fund*
Class S	-42.51%	-44.16%	-39.62%
Russell 1000 Index+	-42.25%	-43.62%	-41.60%
Russell 2000 Index++	-46.91%	-42.38%	-41.04%
Barclays Capital U.S. Aggregate Index++	1.88%	2.06%	3.35%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.
* The Fund commenced operations on November 15, 2007. Index returns began on November 30, 2007.

DWS LifeCompass 2040 Fund

Net Asset Value and Distribution Information
Class S
Net Asset Value: 2/28/09	$ 4.92
8/31/08	$ 8.79
Distribution Information: Six Months as of 2/28/09: Income Dividends	$ .07
Capital Gain Distributions	$ .09
Growth of an Assumed $10,000 Investment
[] DWS LifeCompass 2040 Fund — Class S [] Russell 1000 Index+ [] Russell 2000 Index++ [] Barclays Capital U.S. Aggregate Index+++

Comparative Results as of 2/28/09
DWS LifeCompass 2040 Fund		1-Year	Life of Fund*
Class S	Growth of $10,000	$5,584	$5,225
	Average annual total return	-44.16%	-39.62%

The growth of $10,000 is cumulative.

* The Fund commenced operations on November 15, 2007. Index returns began on November 30, 2007.

DWS LifeCompass 2040 Fund

Comparative Results as of 2/28/09
DWS LifeCompass 2040 Fund		1-Year	Life of Fund*
Russell 1000 Index+	Growth of $10,000	$5,638	$5,105
	Average annual total return	-43.62%	-41.60%
Russell 2000 Index++	Growth of $10,000	$5,762	$5,166
	Average annual total return	-42.38%	-41.04%
Barclays Capital U.S. Aggregate Index+++	Growth of $10,000	$10,206	$10,421
	Average annual total return	2.06%	3.35%

The growth of $10,000 is cumulative.

* The Fund commenced operations on November 15, 2007. Index returns began on November 30, 2007.
+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
++ The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
+++ The Barclays Capital U.S. Aggregate Index (name changed from Lehman Brothers U.S. Aggregate Index, effective November 3, 2008)is an unmanaged, market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities.
Index returns, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
Class S Lipper Rankings — Mixed-Asset Target 2040 Funds Category as of 2/28/09
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	76	of	132	58

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Class S shares; other share classes may vary.

Information About Each Fund's Expenses

As an investor of the Funds, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the Underlying Funds in which the Fund invests. The Fund's estimated indirect expense from investing in the Underlying Funds is based on the expense ratios from the Underlying Fund's most recent shareholder report. In the most recent six-month period, DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund limited these expenses; had they not done so, expenses would have been higher. In addition, certain of the Underlying DWS Funds limited expenses; had they not done so, expenses would have been higher. The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (September 1, 2008 to February 28, 2009).

The tables illustrate your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.

DWS LifeCompass Retirement Fund

Direct Fund Expenses and Value of a $1,000 Investment for the six months ended February 28, 2009
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/08	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/09	$ 753.50	$ 749.80	$ 749.90	$ 753.70
Expenses Paid per $1,000*	$ 2.26	$ 5.51	$ 5.51	$ 1.17
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/08	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/09	$ 1,022.22	$ 1,018.50	$ 1,018.50	$ 1,023.46
Expenses Paid per $1,000*	$ 2.61	$ 6.36	$ 6.36	$ 1.35
Direct Fund Expenses and Acquired Funds (Underlying Funds) Fees and Expenses and Value of a $1,000 Investment for the six months ended February 28, 2009
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/08	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/09	$ 753.50	$ 749.80	$ 749.90	$ 753.70
Expenses Paid per $1,000**	$ 5.00	$ 8.24	$ 8.24	$ 3.91
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/08	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/09	$ 1,019.09	$ 1,015.37	$ 1,015.37	$ 1,020.33
Expenses Paid per $1,000**	$ 5.76	$ 9.49	$ 9.49	$ 4.51
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
** Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired Funds (Underlying Funds) Fees and Expenses, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B	Class C	Class S
Direct Fund Expense Ratios	.52%	1.27%	1.27%	.27%
Acquired Funds (Underlying Funds) Fees and Expenses	.63%	.63%	.63%	.63%
Net Annual Fund and Acquired Funds (Underlying Funds) Operating Expenses	1.15%	1.90%	1.90%	.90%

For more information, please refer to the Fund's prospectus.

DWS LifeCompass 2015 Fund

Direct Fund Expenses and Value of a $1,000 Investment for the six months ended February 28, 2009
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/08	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/09	$ 678.00	$ 675.00	$ 675.70	$ 678.50
Expenses Paid per $1,000*	$ 2.00	$ 5.11	$ 5.11	$ .96
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/08	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/09	$ 1,022.41	$ 1,018.70	$ 1,018.70	$ 1,023.65
Expenses Paid per $1,000*	$ 2.41	$ 6.16	$ 6.16	$ 1.15
Direct Fund Expenses and Acquired Funds (Underlying Funds) Fees and Expenses and Value of a $1,000 Investment for the six months ended February 28, 2009
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/08	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/09	$ 678.00	$ 675.00	$ 675.70	$ 678.50
Expenses Paid per $1,000**	$ 4.53	$ 7.64	$ 7.64	$ 3.50
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/08	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/09	$ 1,019.39	$ 1,015.67	$ 1,015.67	$ 1,020.63
Expenses Paid per $1,000**	$ 5.46	$ 9.20	$ 9.20	$ 4.21
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
** Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired Funds (Underlying Funds) Fees and Expenses, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B	Class C	Class S
Direct Fund Expense Ratios	.48%	1.23%	1.23%	.23%
Acquired Funds (Underlying Funds) Fees and Expenses	.61%	.61%	.61%	.61%
Net Annual Fund and Acquired Funds (Underlying Funds) Operating Expenses	1.09%	1.84%	1.84%	.84%

For more information, please refer to the Fund's prospectus.

DWS LifeCompass 2020 Fund

Direct Fund Expenses and Value of a $1,000 Investment for the six months ended February 28, 2009
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/08	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/09	$ 649.20	$ 646.60	$ 646.20	$ 649.40
Expenses Paid per $1,000*	$ 2.00	$ 5.06	$ 5.06	$ .98
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/08	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/09	$ 1,022.36	$ 1,018.65	$ 1,018.65	$ 1,023.60
Expenses Paid per $1,000*	$ 2.46	$ 6.21	$ 6.21	$ 1.20
Direct Fund Expenses and Acquired Funds (Underlying Funds) Fees and Expenses and Value of a $1,000 Investment for the six months ended February 28, 2009
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/08	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/09	$ 649.20	$ 646.60	$ 646.20	$ 649.40
Expenses Paid per $1,000**	$ 4.50	$ 7.55	$ 7.55	$ 3.48
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/08	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/09	$ 1,019.34	$ 1,015.62	$ 1,015.62	$ 1,020.58
Expenses Paid per $1,000**	$ 5.51	$ 9.25	$ 9.25	$ 4.26
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
** Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired Funds (Underlying Funds) Fees and Expenses, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B	Class C	Class S
Direct Fund Expense Ratios	.49%	1.24%	1.24%	.24%
Acquired Funds (Underlying Funds) Fees and Expenses	.61%	.61%	.61%	.61%
Net Annual Fund and Acquired Funds (Underlying Funds) Operating Expenses	1.10%	1.85%	1.85%	.85%

For more information, please refer to the Fund's prospectus.

DWS LifeCompass 2030 Fund

Direct Fund Expenses and Value of a $1,000 Investment for the six months ended February 28, 2009
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/08	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/09	$ 596.80	$ 594.20	$ 594.10	$ 597.80
Expenses Paid per $1,000*	$ 1.78	$ 4.74	$ 4.74	$ .79
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/08	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/09	$ 1,022.56	$ 1,018.84	$ 1,018.84	$ 1,023.80
Expenses Paid per $1,000*	$ 2.26	$ 6.01	$ 6.01	$ 1.00
Direct Fund Expenses and Acquired Funds (Underlying Funds) Fees and Expenses and Value of a $1,000 Investment for the six months ended February 28, 2009
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/08	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/09	$ 596.80	$ 594.20	$ 594.10	$ 597.80
Expenses Paid per $1,000**	$ 4.28	$ 7.23	$ 7.23	$ 3.29
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/08	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/09	$ 1,019.44	$ 1,015.72	$ 1,015.72	$ 1,020.68
Expenses Paid per $1,000**	$ 5.41	$ 9.15	$ 9.15	$ 4.16
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
** Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired Funds (Underlying Funds) Fees and Expenses, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B	Class C	Class S
Direct Fund Expense Ratios	.45%	1.20%	1.20%	.20%
Acquired Funds (Underlying Funds) Fees and Expenses	.63%	.63%	.63%	.63%
Net Annual Fund and Acquired Funds (Underlying Funds) Operating Expenses	1.08%	1.83%	1.83%	.83%

For more information, please refer to the Fund's prospectus.

DWS LifeCompass 2040 Fund

Direct Fund Expenses and Value of a $1,000 Investment for the six months ended February 28, 2009
Actual Fund Return	Class A	Class C	Class S
Beginning Account Value 9/1/08	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/09	$ 574.10	$ 571.20	$ 574.90
Expenses Paid per $1,000*	$ 1.91	$ 4.83	$ .94
Hypothetical 5% Fund Return	Class A	Class C	Class S
Beginning Account Value 9/1/08	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/09	$ 1,022.36	$ 1,018.65	$ 1,023.60
Expenses Paid per $1,000*	$ 2.46	$ 6.21	$ 1.20
Direct Fund Expenses and Acquired Funds (Underlying Funds) Fees and Expenses and Value of a $1,000 Investment for the six months ended February 28, 2009
Actual Fund Return	Class A	Class C	Class S
Beginning Account Value 9/1/08	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/09	$ 574.10	$ 571.20	$ 574.90
Expenses Paid per $1,000**	$ 4.29	$ 7.21	$ 3.32
Hypothetical 5% Fund Return	Class A	Class C	Class S
Beginning Account Value 9/1/08	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/09	$ 1,019.34	$ 1,015.62	$ 1,020.58
Expenses Paid per $1,000**	$ 5.51	$ 9.25	$ 4.26
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
** Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired Funds (Underlying Funds) Fees and Expenses, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class C	Class S
Direct Fund Expense Ratios	.49%	1.24%	.24%
Acquired Funds (Underlying Funds) Fees and Expenses	.61%	.61%	.61%
Net Annual Fund and Acquired Funds (Underlying Funds) Operating Expenses	1.10%	1.85%	.85%

For more information, please refer to the Fund's prospectus.

Portfolio Management Review

In the following interview, the portfolio management team discusses market conditions, portfolio management strategy and resulting performance of DWS LifeCompass Funds during the six months ended February 28, 2009.

The views expressed in the following discussion reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Q: How would you characterize the market environment over the last six months?

A: In the last annual report for these funds, published six months ago, we described the preceding year as a time of economic uncertainty and turmoil in capital markets. In the ensuing months, there was pronounced deterioration in the economy and financial markets, not only in the US but throughout the world. In December 2008, the National Bureau of Economic Research (NBER) officially declared that the US economy had fallen into a recession that began in December 2007. With the economy and financial markets closely interrelated, the limited availability of credit and a lack of investor confidence hit asset prices and contributed to a slowing economy. As fearful investors sought the protection of US Treasury securities, there was a pronounced decline in the equity market and in essentially all asset classes that carry risk in the final months of 2008. Although the economy and markets remained weak into 2009, we have witnessed some thawing of the credit markets, as evidenced by moderate declines in credit spreads (the difference between Treasury securities and bonds that carry credit risk), although spreads remain at elevated levels.

Essentially all equity indices posted sharply negative returns for the six months ended February 28, 2009. The Russell 3000® Index, which is generally regarded as a good indicator of the broad stock market, had a negative return of -42.63% for the period.1 The large-cap Russell 1000® Index posted a return of -42.25% for the six-month period, while the small-cap Russell 2000® Index returned -46.91%.2 Growth stocks performed somewhat better than value stocks: the return of the Russell 3000® Growth Index was -40.43%, compared with -44.91% for the Russell 3000® Value Index.3

World equity markets as a group were even weaker than the US market. Return of the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index, which measures performance of a broad range of international markets, was -44.58% for the same period.4 Markets in emerging countries tended to be even weaker than in developed nations, as growth slowed sharply in these formerly robust economies. Return of the MSCI Emerging Markets Index, which measures market performance in global emerging markets, was -47.28%.5

The major theme in the bond market over the six-month period was discomfort with credit risk. Accordingly, bonds with the highest credit ratings, especially US Treasury bonds, which are assumed to carry no credit risk, performed very well, while most other bonds performed poorly. After the September failure of a major investment bank, the credit markets became so intolerant of risk that they were essentially frozen. As fearful investors sought the protection of US Treasury securities, credit spreads widened dramatically, and there were pronounced declines in the market values of asset classes with any degree of risk. The Barclays Capital U.S. Treasury Index, which measures performance of US Treasury notes with a variety of maturities, returned 5.67%. The Barclays Capital U.S. Aggregate Index, which measures performance of the US bond market as a whole, returned 1.88% for the period.6 Bonds with below-investment-grade credit ratings performed poorly: return of the Barclays Capital U.S. Corporate High Yield Index, which measures performance of high-yield bonds, was -22.39%.7

Q: What is the investment process for the DWS LifeCompass Funds?

A: Our strategy for managing the fund-of-funds portfolios and evaluating how they perform consists of three components: strategic asset allocation, tactical asset allocation and allocation to the underlying funds.

The first component, strategic asset allocation (SAA), has the largest influence on performance. We review strategic asset allocation at least once a year, using a proprietary methodology to find optimal allocations with the appropriate time horizon for each of the five funds — DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund. Strategic allocations were last reviewed in July 2008, and there were no changes in strategic allocation during the six-month period.

The second component of our investment process is tactical asset allocation (TAA), which is implemented as underweight or overweight of a particular asset class relative to its longer-term SAA target.8 TAAs are updated every month using both fundamental analysis and quantitative models.9 The TAA views are combined and adjusted to appropriate risk levels to specify a tactical asset allocation for each of the five portfolios.

The final element of the process is fund allocation, which involves much more than simply selecting funds by style based on strategic and tactical asset allocation. Each month we analyze the holdings in each fund, measuring exposure to factors such as specific industries, beta, size and style.10 Our goal is to identify combinations of funds that help implement our targeted asset allocations, capturing the ability of the fund managers to select the best stocks, while neutralizing unintended factor bets.

Q: How do you evaluate performance of the funds, and how did they perform over the last six months?

A: In addition to comparing the fund's performance to the primary benchmark indexes, we evaluate performance mainly by comparing the performance of our funds to similar peer groups, using categories defined and published by Lipper Inc. These peer groups are:

• Mixed-Asset Target Allocation Conservative Funds for LifeCompass Retirement

• Mixed-Asset Target 2015 Funds for LifeCompass 2015

• Mixed-Asset Target 2020 Funds for LifeCompass 2020

• Mixed-Asset Target 2030 Funds for LifeCompass 2030

• Mixed-Asset Target 2040 Funds for LifeCompass 204011

For the six months ended February 28, 2009, all five funds underperformed the average return of their peer groups. Strategic asset allocation outperformed the median in three of the five funds (Retirement, 2015 and 2020) over the six-month period. Tactical allocation and fund allocation detracted from performance.

During most of the six-month period, the funds' tactical allocation maintained an overweight to equities and an underweight to bonds. This detracted from performance as equities underperformed bonds. Within the equity portions of the portfolios, an overweight to large-capitalization stocks relative to small-capitalization stocks added value as large caps outperformed small caps.

An overweight to international equities relative to domestic equities detracted from performance as international equity markets were generally even weaker than the US market.

Within the bond portions of the portfolios, overweights to international bonds and underweights to US bonds added value, as international bonds outperformed US bonds.

Q: How did the underlying funds perform over the last six months?

A: For the six months ended February 28, 2009, the underlying funds as a group detracted from performance because of underperformance by the fixed-income components, particularly investment-grade bond funds. Within the equity portion of the portfolio, most large-cap components added value relative to their benchmarks.

Q: Do you have other comments for shareholders?

A: This has been an extraordinarily difficult period for investors in both equity and bond markets, as reflected in the negative returns of the funds. While it is always disappointing to report negative returns, we continue to believe that a rigorous approach to strategic and tactical asset allocation, combined with diligent risk management, offers investors the potential for superior risk-adjusted returns over time. We take a disciplined approach to adjusting allocations on a regular basis, while attempting to avoid excessive transaction costs. We believe that the investment processes we use, combining in-depth research with long-term forecasting, have the potential to add value over time.

The DWS LifeCompass Funds are structured to attempt to meet the needs of investors with a wide range of time horizons, and of course the strategic allocation for each fund will be adjusted as the target date approaches. With five funds in the series, this group of funds may be appropriate for a variety of investors, ranging from those who are retired and in need of current income to those with many years to invest for the future. For many investors, disciplined asset allocation funds such as these offer the potential to take advantage of a wide range of investment opportunities.

We believe that ours is a forward-looking approach to asset allocation. As markets continue to evolve, we will review these strategic allocations annually and alter the asset mix as we deem appropriate and in the best interest of investors in DWS LifeCompass Portfolios.

1 The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest US companies based on total market capitalization, which represents approximately 98% of the investable US equity market.
2 The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
3 The Russell 3000 Growth Index is an unmanaged index that measures the performance of those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values, while the Russell 3000 Value Index is an unmanaged index that measures the performance of those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values.
4 The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index is an unmanaged, capitalization-weighted index that tracks international stock performance in the 21 developed markets of Europe, Australasia and the Far East.
5 The Morgan Stanley Capital International (MSCI) Emerging Markets Index is an unmanaged, capitalization-weighted index of companies in a universe of 26 emerging markets.
MSCI indices are calculated using closing local market prices and translate into US dollars using the London close foreign exchange rates.
Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
6 The Barclays Capital U.S. Treasury Index (name changed from Lehman Brothers U.S. Treasury Index, effective November 3, 2008) is an unmanaged index of public obligations of the US Treasury. The Barclays US Aggregate Index (name changed form Lehman Brothers U.S. Aggregate Index, effective November 3, 2008) is an unmanaged, market value-weighted measure of treasury issues, corporate bond issues and mortgage securities.
7 The Barclays Capital U.S. Corporate High Yield Index is an unmanaged, market-value-weighted measure of high yield bonds.
Index returns, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
8 "Overweight" means the fund holds a higher weighting in a given security, sector or investment category than the benchmark. "Underweight" means the fund holds a lower weighting.
9 Fundamental analysis is the use of all available information about a possible investment, such as earnings growth, management capability, industry trends, a company's financial strength and quantitative measures to determine value. Quantitative models use mathematical and statistical analysis to evaluate investments in a rigorous risk-controlled fashion.
10 Beta is a measurement of risk relative to the market as a whole.
11 The Lipper Mixed-Asset Target Allocation Conservative Funds category consists of funds that maintain a mix of between 20%-40% equity securities, with the remainder invested in bonds, cash and cash equivalents. The Lipper Mixed-Asset Target 2015 Funds category consists of funds that seek to maximize assets for retirement or other purposes with an expected time horizon not to exceed the year 2015. The Lipper Mixed-Asset Target 2020 Funds category consists of funds that seek to maximize assets for retirement or other purposes with an expected time horizon not to exceed the year 2020. The Lipper Mixed-Asset Target 2030 Funds category consists of funds that seek to maximize assets for retirement or other purposes with an expected time horizon not to exceed the year 2030. The Lipper Mixed-Asset Target 2040 Funds category consists of funds that seek to maximize assets for retirement or other purposes with an expected time horizon not to exceed the year 2040. Category returns assume reinvestment of dividends. It is not possible to invest directly into a Lipper category.

Fund Highlights

DWS LifeCompass Retirement Fund

DWS LifeCompass Retirement Fund seeks current income and, as a secondary objective, long-term growth of capital. The fund is designed for investors who are already in retirement or who plan to retire or begin withdrawing portions of their investments in the near future. The fund pursues its investment objective by investing in other DWS mutual funds. The fund may also invest in securities of Exchange-Traded Funds ("ETFs") when the desired economic exposure to a particular market or sector is not available through a DWS fund.

The portfolio's target strategic allocation is 35% equity funds and 65% fixed-income funds. While the actual asset allocation may vary, the managers expect that over the long term the average allocation will be similar to the target asset allocation.

Performance

DWS LifeCompass Retirement Fund provided a total return of -24.65% (Class A shares) for the six-month period ended February 28, 2009. (Returns are unadjusted for sales charges. If sales charges had been included, returns would have been lower. Past performance is no guarantee of future results. Please see pages 4 through 10 for the performance of other share classes and more complete performance information.) The portfolio underperformed the -19.10% average total return of its peers in the Lipper Mixed-Asset Target Allocation Conservative Funds category.

Fund Strategy

The fund's target strategic allocation of 35% equity and 65% fixed income outperformed the median of funds in LifeCompass Retirement Fund's peer group for the six-month period ended February 28, 2009. Tactical asset allocation, specifically an overweight to equities and an underweight to bonds, detracted from performance. In the fixed-income portion of the portfolio, underperformance by the DWS bond funds detracted from performance. Within the equity portion of the portfolio, most large-cap managers added value relative to their benchmarks. Large-cap portfolio managers generally invest in the largest companies on the stock market, typically $10 billion in market capitalization or more.

An underweight to intermediate-term bonds and cash balanced by an overweighting to short-term bonds added to performance, as short-term bonds outperformed intermediate-term bonds and cash assets.

DWS LifeCompass 2015 Fund

DWS LifeCompass 2015 Fund seeks to achieve as high total return as is consistent with its asset allocation until the target year. As the fund approaches its target year, the fund will decrease its emphasis on growth of capital and increase its emphasis on current income. The fund is designed for investors seeking to meet their respective investment goals, such as retirement, around the year 2015. The fund pursues its investment objective by investing in other DWS mutual funds. The fund may also invest in securities of Exchange-Traded Funds ("ETFs") when the economic exposure to a particular market or sector is not available through a DWS fund.

Performance

DWS LifeCompass 2015 Fund returned -32.20% (Class A shares) for the six-month period ended February 28, 2009. (Returns are unadjusted for sales charges. If sales charges had been included, returns would have been lower. Past performance is no guarantee of future results. Please see pages 11 through 17 for the performance of other share classes and more complete performance information.) The portfolio underperformed the -30.77% average total return of its peers in the Lipper Mixed-Asset Target 2015 Funds category.

Fund Strategy

The fund's target strategic allocation of 60% equity and 40% fixed income outperformed the median of funds in LifeCompass 2015 Fund's peer group for the six-month period ended February 28, 2009. Tactical asset allocation, specifically an overweight to equities and an underweight to bonds, detracted from performance. The underlying funds as a group detracted from performance because of underperformance by the fixed-income managers, particularly investment-grade bond funds. Within the equity portion of the portfolio, most large-cap managers added value relative to their benchmarks. Large-cap portfolio managers generally invest in the largest companies on the stock market, typically $10 billion in market capitalization or more.

DWS LifeCompass 2020 Fund

DWS LifeCompass 2020 Fund seeks to achieve as high total return as is consistent with its asset allocation until the target year. As the fund approaches its target year, the fund will decrease its emphasis on growth of capital and increase its emphasis on current income. The fund is designed for investors seeking to meet their respective investment goals, such as retirement, around the year 2020. The fund pursues its investment objective by investing in other DWS mutual funds. The fund may also invest in securities of Exchange-Traded Funds ("ETFs") when the economic exposure to a particular market or sector is not available through a DWS fund.

Performance

DWS LifeCompass 2020 Fund returned -35.08% (Class A shares) for the six-month period ended February 28, 2009. (Returns are unadjusted for sales charges. If sales charges had been included, returns would have been lower. Past performance is no guarantee of future results. Please see pages 18 through 24 for the performance of other share classes and more complete performance information.) The portfolio underperformed the -32.40% average total return of its peers in the Lipper Mixed-Asset Target 2020 Funds category.

Fund Strategy

The fund's target strategic allocation of 70% equity and 30% fixed income outperformed the median of funds in LifeCompass 2020 Fund's peer group for the six-month period ended February 28, 2009. Tactical asset allocation, specifically an overweight to equities and an underweight to bonds, detracted from performance. The underlying funds as a group detracted from performance because of underperformance by the fixed-income managers, particularly investment-grade bond funds. Within the equity portion of the portfolio most large-cap managers added value relative to their benchmarks. Large-cap portfolio managers generally invest in the largest companies on the stock market, typically $10 billion in market capitalization or more.

DWS LifeCompass 2030 Fund

DWS LifeCompass 2030 Fund seeks to achieve as high total return as is consistent with its asset allocation until the target year. As the fund approaches its target year, the fund will decrease its emphasis on growth of capital and increase its emphasis on current income. The fund is designed for investors seeking to meet their respective investment goals, such as retirement, around the year 2030. The fund pursues its investment objective by investing in other DWS mutual funds. The fund may also invest in securities of Exchange-Traded Funds ("ETFs") when the economic exposure to a particular market or sector is not available through a DWS fund.

Performance

DWS LifeCompass 2030 Fund returned -40.32% (Class A shares) for the six-month period ended February 28, 2009. (Returns are unadjusted for sales charges. If sales charges had been included, returns would have been lower. Past performance is no guarantee of future results. Please see pages 25 through 30 for the performance of other share classes and more complete performance information.) The portfolio underperformed the -38.46% average total return of its peers in the Lipper Mixed-Asset Target 2030 Funds category.

Fund Strategy

The fund's target strategic allocation of 90% equity and 10% fixed income underperformed the median of funds in LifeCompass 2030 Fund's peer group for the six-month period ended February 28, 2009. Tactical asset allocation, specifically an overweight to equities and an underweight to bonds, detracted from performance. The underlying funds as a group detracted from performance because of underperformance by the fixed-income managers, particularly investment-grade bond funds. Within the equity portion of the portfolio, most large-cap managers added value relative to their benchmarks. Large-cap portfolio managers generally invest in the largest companies on the stock market, typically $10 billion in market capitalization or more.

DWS LifeCompass 2040 Fund

DWS LifeCompass 2040 Fund seeks to achieve as high total return as is consistent with its asset allocation until the target year. As the fund approaches its target year, the fund will decrease its emphasis on growth of capital and increase its emphasis on current income. The fund is designed for investors seeking to meet their respective investment goals, such as retirement, around the year 2040. The fund pursues its investment objective by investing in other DWS mutual funds. The fund may also invest in securities of Exchange-Traded Funds ("ETFs") when the economic exposure to a particular market or sector is not available through a DWS fund.

Performance

DWS LifeCompass 2040 Fund returned -42.59% (Class A shares) for the six-month period ended February 28, 2009. (Returns are unadjusted for sales charges. If sales charges had been included, returns would have been lower. Past performance is no guarantee of future results. Please see pages 31 through 36 for the performance of other share classes and more complete performance information.) The portfolio underperformed the -40.76% average total return of its peers in the Lipper Mixed-Asset Target 2040 Funds category for the same period.

Fund Strategy

The fund's target strategic allocation of 95% equity and 5% fixed income underperformed the median of funds in LifeCompass 2040 Fund's peer group for the six-month period ended February 28, 2009. Tactical asset allocation, specifically an overweight to equities and an underweight to bonds, detracted from performance. The underlying funds as a group detracted from performance because of underperformance by the international equity and fixed-income managers. Within the equity portion of the portfolio, most large-cap managers added value relative to their benchmarks.

Portfolio Summaries

DWS LifeCompass Retirement Fund

Asset Allocation (As a % of Investment Portfolio)	2/28/09	8/31/08

Fixed Income — Money Market	1%	2%
Fixed Income — Bonds	66%	62%
Equity	26%	35%
Equity — Exchange Traded Funds	7%	1%
	100%	100%
Target Allocation	2/28/09	8/31/08

Fixed Income Funds	65%	65%
Equity Funds	35%	35%

Asset allocation is subject to change.

DWS LifeCompass 2015 Fund

Asset Allocation (As a % of Investment Portfolio)	2/28/09	8/31/08

Fixed Income — Money Market	2%	1%
Fixed Income — Bonds	40%	37%
Equity	53%	61%
Equity — Exchange Traded Funds	5%	1%
	100%	100%
Target Allocation	2/28/09	8/31/08

Fixed Income Funds	40%	40%
Equity Funds	60%	60%

Asset allocation is subject to change.

DWS LifeCompass 2020 Fund

Asset Allocation (As a % of Investment Portfolio)	2/28/09	8/31/08

Fixed Income — Money Market	3%	2%
Fixed Income — Bonds	29%	27%
Equity	63%	70%
Equity — Exchange Traded Funds	5%	1%
	100%	100%
Target Allocation	2/28/09	8/31/08

Fixed Income Funds	30%	30%
Equity Funds	70%	70%

Asset allocation is subject to change.

DWS LifeCompass 2030 Fund

Asset Allocation (As a % of Investment Portfolio)	2/28/09	8/31/08

Fixed Income — Money Market	2%	1%
Fixed Income — Bonds	9%	8%
Equity — Exchange Traded Funds	10%	1%
Equity	79%	90%
	100%	100%
Target Allocation	2/28/09	8/31/08

Fixed Income Funds	10%	10%
Equity Funds	90%	90%

Asset allocation is subject to change.

DWS LifeCompass 2040 Fund

Asset Allocation (As a % of Investment Portfolio)	2/28/09	8/31/08

Fixed Income — Money Market	3%	3%
Fixed Income — Bonds	5%	4%
Equity	72%	80%
Equity — Exchange Traded Funds	20%	13%
	100%	100%
Target Allocation	2/28/09	8/31/08

Fixed Income Funds	5%	5%
Equity Funds	95%	95%

Asset allocation is subject to change.

For more complete details about each Fund's investment portfolio, see pages 56-70. A quarterly Fact Sheet is available upon request. A complete list of each Fund's portfolio holdings is posted as of the month end on www.dws-investments.com on or about the 15th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolios as of February 28, 2009 (Unaudited)

DWS LifeCompass Retirement Fund

	Shares	Value ($)

Equity — Equity Funds 26.3%
DWS Blue Chip Fund "Institutional"	3,358	32,400
DWS Capital Growth Fund "Institutional"	31,995	1,064,475
DWS Commodity Securities Fund "Institutional"	317	837
DWS Communications Fund "Institutional"	23,725	209,732
DWS Disciplined Long/Short Value Fund "Institutional"	54,694	243,387
DWS Dreman Concentrated Value Fund "Institutional"	8,240	36,750
DWS Dreman High Return Equity Fund "Institutional"	20,422	376,585
DWS Dreman Mid Cap Value Fund "Institutional"	41,568	239,847
DWS Dreman Small Cap Value Fund "Institutional"	60,068	1,133,484
DWS Emerging Markets Equity Fund "Institutional"	21,871	195,304
DWS Equity 500 Index Portfolio "Institutional"	63,069	5,277,006
DWS Europe Equity Fund "Institutional"	63,523	925,525
DWS Global Opportunities Fund "Institutional"	2,887	52,747
DWS Global Thematic Fund "Institutional"	29,443	368,333
DWS Gold & Precious Metals Fund "Institutional"	12,001	162,495
DWS Growth & Income Fund "Institutional"	184,978	1,727,692
DWS Health Care Fund "Institutional"	42,982	740,144
DWS International Fund "Institutional"	36,421	1,015,040
DWS International Select Equity Fund "Institutional"	136,304	573,838
DWS International Value Opportunities Fund "Institutional"	43,810	260,231
DWS Japan Equity Fund "S"	49,448	296,690
DWS Large Cap Value Fund "Institutional"	197,259	2,221,140
DWS Large Company Growth Fund "Institutional"	38,034	691,466
DWS Micro Cap Fund "Institutional"	23,018	184,603
DWS RREEF Global Real Estate Securities Fund "Institutional"	72,726	282,179
DWS RREEF Real Estate Securities Fund "Institutional"	12,252	89,191
DWS S&P 500 Plus Fund "S"	79,441	570,385
DWS Small Cap Core Fund "S"	65,824	583,857
DWS Small Cap Growth Fund "Institutional"	22,154	216,219
DWS Technology Fund "Institutional"	139,094	979,220
Total Equity Funds (Cost $35,869,271)		20,750,802

Equity — Exchange Traded Funds 6.6%
Consumer Discretionary Select Sector SPDR Fund	21,543	377,649
Consumer Staples Select Sector SPDR Fund	33,748	687,109
Energy Select Sector SPDR Fund	16,003	658,844
Financial Select Sector SPDR Fund	62,976	479,877
Industrial Select Sector SPDR Fund	36,376	622,030
iShares MSCI Australia Index Fund	30,490	342,098
iShares MSCI Canada Index Fund	32,233	486,396
iShares MSCI EAFE Small Cap Index Fund	12,470	257,256
iShares MSCI France Index Fund	11,918	187,470
iShares MSCI Germany Index Fund	15,483	208,866
iShares MSCI Switzerland Index Fund	5,985	84,029
iShares MSCI United Kingdom Index Fund	52,296	524,006
Utilities Select Sector SPDR Fund	10,310	262,080
Total Exchange Traded Funds (Cost $7,531,711)		5,177,710

Fixed Income — Bond Funds 66.1%
DWS Core Fixed Income Fund "Institutional"	2,817,369	24,060,335
DWS Core Plus Income Fund "Institutional"	166	1,566
DWS Emerging Markets Fixed Income Fund "Institutional"	1,202	9,835
DWS Floating Rate Plus Fund "Institutional"	1,079,811	7,396,707
DWS Global Bond Fund "S"	494,664	4,585,535
DWS GNMA Fund "Institutional"	126,241	1,877,201
DWS High Income Fund "Institutional"	878,134	3,170,062
DWS High Income Plus Fund "Institutional"	12,080	62,209
DWS Inflation Protected Plus Fund "Institutional"	367,507	3,256,109
DWS Short Duration Fund "Institutional"	728	6,326
DWS Short Duration Plus Fund "Institutional"	715,674	6,340,873
DWS US Bond Index Fund "Institutional"	143,318	1,450,378
Total Fixed Income — Bond Funds (Cost $62,828,809)		52,217,136

Fixed Income — Money Market Funds 0.8%
Cash Management QP Trust	629,426	629,426
DWS Money Market Prime Series "DWS Cash Investment Trust Class S"	8,052	8,052
DWS Money Market Series "Institutional"	19,819	19,819
Total Fixed Income — Money Market Funds (Cost $657,297)		657,297
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $106,887,088)+	99.8	78,802,945
Other Assets and Liabilities, Net	0.2	137,791
Net Assets	100.0	78,940,736
+ The cost for federal income tax purposes was $107,777,557. At February 28, 2009, net unrealized depreciation for all securities based on tax cost was $28,974,612. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,124 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $28,982,736.

During the period ended February 28, 2009, purchases and sales of mutual funds (excluding Cash Management QP Trust and other money market funds) aggregated $24,298,626 and $35,848,204, respectively.

EAFE: Europe, Australasia and Far East

MSCI: Morgan Stanley Capital International

SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2009 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to the Financial Statements.

Valuation Inputs	Investments in Securities
Level 1	$ 78,173,519
Level 2	629,426
Level 3	—
Total	$ 78,802,945

DWS LifeCompass 2015 Fund

	Shares	Value ($)

Equity — Equity Funds 53.7%
DWS Blue Chip Fund "Institutional"	7,912	76,349
DWS Capital Growth Fund "Institutional"	87,184	2,900,628
DWS Commodity Securities Fund "Institutional"	4,471	11,802
DWS Communications Fund "Institutional"	78,128	690,651
DWS Disciplined Long/Short Value Fund "Institutional"	178,652	795,000
DWS Dreman Concentrated Value Fund "Institutional"	42,289	188,611
DWS Dreman High Return Equity Fund "Institutional"	39,822	734,317
DWS Dreman Mid Cap Value Fund "Institutional"	242,014	1,396,420
DWS Dreman Small Cap Value Fund "Institutional"	181,405	3,423,115
DWS Emerging Markets Equity Fund "Institutional"	209,053	1,866,840
DWS Equity 500 Index Portfolio "Institutional"	264,433	22,125,130
DWS Europe Equity Fund "Institutional"	334,851	4,878,778
DWS Global Opportunities Fund "Institutional"	4,988	91,139
DWS Global Thematic Fund "Institutional"	96,550	1,207,835
DWS Gold & Precious Metals Fund "Institutional"	22,487	304,479
DWS Growth & Income Fund "Institutional"	608,651	5,684,804
DWS Health Care Fund "Institutional"	150,384	2,589,620
DWS International Fund "Institutional"	88,719	2,472,606
DWS International Select Equity Fund "Institutional"	387,557	1,631,617
DWS International Value Opportunities Fund "Institutional"	205,837	1,222,672
DWS Japan Equity Fund "S"	147,810	886,862
DWS Large Cap Value Fund "Institutional"	859,301	9,675,728
DWS Large Company Growth Fund "Institutional"	179,274	3,259,201
DWS Micro Cap Fund "Institutional"	88,728	711,602
DWS RREEF Global Real Estate Securities Fund "Institutional"	213,004	826,455
DWS RREEF Real Estate Securities Fund "Institutional"	25,028	182,201
DWS S&P 500 Plus Fund "S"	216,940	1,557,629
DWS Small Cap Core Fund "S"	218,128	1,934,798
DWS Small Cap Growth Fund "Institutional"	71,135	694,278
DWS Technology Fund "Institutional"	381,111	2,683,019
Total Equity Funds (Cost $137,097,073)		76,704,186

Equity — Exchange Traded Funds 5.1%
Consumer Discretionary Select Sector SPDR Fund	40,192	704,566
Consumer Staples Select Sector SPDR Fund	34,890	710,360
Energy Select Sector SPDR Fund	16,470	678,070
Financial Select Sector SPDR Fund	83,727	638,000
Industrial Select Sector SPDR Fund	37,566	642,378
iShares MSCI Australia Index Fund	73,315	822,594
iShares MSCI Canada Index Fund	84,352	1,272,872
iShares MSCI EAFE Small Cap Index Fund	13,601	280,589
iShares MSCI France Index Fund	8,744	137,543
iShares MSCI Germany Index Fund	25,011	337,398
iShares MSCI United Kingdom Index Fund	55,359	554,697
Utilities Select Sector SPDR Fund	18,716	475,761
Total Exchange Traded Funds (Cost $10,580,289)		7,254,828

Fixed Income — Bond Funds 39.8%
DWS Core Fixed Income Fund "Institutional"	3,708,253	31,668,483
DWS Core Plus Income Fund "Institutional"	773	7,307
DWS Emerging Markets Fixed Income Fund "Institutional"	92,526	756,865
DWS Floating Rate Plus Fund "Institutional"	482,778	3,307,028
DWS Global Bond Fund "S"	738,932	6,849,901
DWS GNMA Fund "Institutional"	78,816	1,171,994
DWS High Income Fund "Institutional"	1,686,662	6,088,850
DWS High Income Plus Fund "Institutional"	1,839	9,469
DWS Inflation Protected Plus Fund "Institutional"	428,171	3,793,591
DWS Short Duration Plus Fund "Institutional"	218,793	1,938,505
DWS US Bond Index Fund "Institutional"	126,361	1,278,777
Total Fixed Income — Bond Funds (Cost $68,885,116)		56,870,770

Fixed Income — Money Market Funds 2.3%
Cash Management QP Trust	3,227,767	3,227,767
DWS Money Market Prime Series "DWS Cash Investment Trust Class S"	11,752	11,752
DWS Money Market Series "Institutional"	22,815	22,815
Total Fixed Income — Money Market Funds (Cost $3,262,334)		3,262,334
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $219,824,812)+	100.9	144,092,118
Other Assets and Liabilities, Net	(0.9)	(1,212,440)
Net Assets	100.0	142,879,678
+ The cost for federal income tax purposes was $222,484,757. At February 28, 2009, net unrealized depreciation for all securities based on tax cost was $78,392,639. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,027 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $78,396,666.
During the period ended February 28, 2009, purchases and sales of mutual funds (excluding Cash Management QP Trust and other money market funds) aggregated $37,960,917 and $58,236,976, respectively.

EAFE: Europe, Australasia and Far East

MSCI: Morgan Stanley Capital International

SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2009 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to the Financial Statements.

Valuation Inputs	Investments in Securities
Level 1	$ 140,864,351
Level 2	3,227,767
Level 3	—
Total	$ 144,092,118

DWS LifeCompass 2020 Fund

	Shares	Value ($)

Equity — Equity Funds 64.0%
DWS Blue Chip Fund "Institutional"	42,224	407,458
DWS Capital Growth Fund "Institutional"	47,679	1,586,275
DWS Commodity Securities Fund "Institutional"	155,668	410,964
DWS Communications Fund "Institutional"	95,899	847,746
DWS Disciplined Long/Short Value Fund "Institutional"	203,786	906,849
DWS Dreman Concentrated Value Fund "Institutional"	34,056	151,888
DWS Dreman High Return Equity Fund "Institutional"	52,060	959,986
DWS Dreman Mid Cap Value Fund "Institutional"	352,352	2,033,073
DWS Dreman Small Cap Value Fund "Institutional"	191,578	3,615,070
DWS Emerging Markets Equity Fund "Institutional"	278,207	2,484,386
DWS Equity 500 Index Portfolio "Institutional"	379,150	31,723,487
DWS Europe Equity Fund "Institutional"	429,433	6,256,844
DWS Global Opportunities Fund "Institutional"	12,632	230,784
DWS Global Thematic Fund "Institutional"	204,123	2,553,574
DWS Gold & Precious Metals Fund "Institutional"	25,537	345,770
DWS Growth & Income Fund "Institutional"	718,460	6,710,421
DWS Health Care Fund "Institutional"	162,232	2,793,639
DWS International Fund "Institutional"	108,747	3,030,782
DWS International Select Equity Fund "Institutional"	528,556	2,225,221
DWS International Value Opportunities Fund "Institutional"	244,505	1,452,358
DWS Japan Equity Fund "S"	179,145	1,074,869
DWS Large Cap Value Fund "Institutional"	1,313,372	14,788,568
DWS Large Company Growth Fund "Institutional"	279,455	5,080,496
DWS Micro Cap Fund "Institutional"	59,701	478,804
DWS RREEF Global Real Estate Securities Fund "Institutional"	274,927	1,066,716
DWS RREEF Real Estate Securities Fund "Institutional"	37,576	273,553
DWS S&P 500 Plus Fund "S"	63,882	458,673
DWS Small Cap Core Fund "S"	437,121	3,877,264
DWS Small Cap Growth Fund "Institutional"	111,714	1,090,326
DWS Technology Fund "Institutional"	355,858	2,505,239
Total Equity Funds (Cost $181,220,177)		101,421,083

Equity — Exchange Traded Funds 5.0%
Consumer Discretionary Select Sector SPDR Fund	31,541	552,914
Consumer Staples Select Sector SPDR Fund	31,244	636,128
Energy Select Sector SPDR Fund	14,732	606,516
Financial Select Sector SPDR Fund	56,380	429,616
Industrial Select Sector SPDR Fund	33,781	577,655
iShares MSCI Australia Index Fund	104,655	1,174,229
iShares MSCI Canada Index Fund	105,737	1,595,571
iShares MSCI EAFE Small Cap Index Fund	15,579	321,395
iShares MSCI France Index Fund	10,034	157,835
iShares MSCI Germany Index Fund	33,612	453,426
iShares MSCI Netherlands Investable Market Index Fund	2,486	29,235
iShares MSCI United Kingdom Index Fund	100,980	1,011,819
Utilities Select Sector SPDR Fund	12,066	306,718
Total Exchange Traded Funds (Cost $11,850,338)		7,853,057

Fixed Income — Bond Funds 29.1%
DWS Core Fixed Income Fund "Institutional"	2,820,056	24,083,281
DWS Core Plus Income Fund "Institutional"	2,019	19,083
DWS Emerging Markets Fixed Income Fund "Institutional"	104,071	851,297
DWS Floating Rate Plus Fund "Institutional"	410,618	2,812,734
DWS Global Bond Fund "S"	841,246	7,798,352
DWS GNMA Fund "Institutional"	58,994	877,234
DWS High Income Fund "Institutional"	945,468	3,413,139
DWS High Income Plus Fund "Institutional"	402	2,072
DWS Inflation Protected Plus Fund "Institutional"	383,952	3,401,813
DWS Short Duration Plus Fund "Institutional"	166,666	1,476,657
DWS US Bond Index Fund "Institutional"	134,744	1,363,610
Total Fixed Income — Bond Funds (Cost $55,279,468)		46,099,272

Fixed Income — Money Market Funds 2.8%
Cash Management QP Trust	4,395,528	4,395,528
DWS Money Market Prime Series "DWS Cash Investment Trust Class S"	8,767	8,767
DWS Money Market Series "Institutional"	26,179	26,179
Total Fixed Income — Money Market Funds (Cost $4,430,474)		4,430,474
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $252,780,457)+	100.9	159,803,886
Other Assets and Liabilities, Net	(0.9)	(1,361,161)
Net Assets	100.0	158,442,725
+ The cost for federal income tax purposes was $253,968,032. At February 28, 2009, net unrealized depreciation for all securities based on tax cost was $94,164,146. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,210 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $94,166,356.
During the period ended February 28, 2009, purchases and sales of mutual funds (excluding Cash Management QP Trust and other money market funds) aggregated $38,773,244 and $47,924,472, respectively.

EAFE: Europe, Australasia and Far East

MSCI: Morgan Stanley Capital International

SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2009 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to the Financial Statements.

Valuation Inputs	Investments in Securities
Level 1	$ 155,408,358
Level 2	4,395,528
Level 3	—
Total	$ 159,803,886

DWS LifeCompass 2030 Fund

	Shares	Value ($)

Equity — Equity Funds 78.5%
DWS Blue Chip Fund "Institutional"	1,276	12,315
DWS Capital Growth Fund "Institutional"	12,547	417,425
DWS Commodity Securities Fund "Institutional"	23,997	63,352
DWS Communications Fund "Institutional"	20,964	185,326
DWS Disciplined Long/Short Value Fund "Institutional"	71,795	319,489
DWS Dreman Concentrated Value Fund "Institutional"	4,722	21,059
DWS Dreman High Return Equity Fund "Institutional"	14,236	262,511
DWS Dreman Mid Cap Value Fund "Institutional"	98,221	566,737
DWS Dreman Small Cap Value Fund "Institutional"	34,216	645,653
DWS Emerging Markets Equity Fund "Institutional"	28,649	255,839
DWS Equity 500 Index Portfolio "Institutional"	58,695	4,911,038
DWS Europe Equity Fund "Institutional"	71,210	1,037,529
DWS Global Opportunities Fund "Institutional"	1,840	33,618
DWS Global Thematic Fund "Institutional"	30,694	383,980
DWS Gold & Precious Metals Fund "Institutional"	15,386	208,330
DWS Growth & Income Fund "Institutional"	158,069	1,476,367
DWS Health Care Fund "Institutional"	41,336	711,801
DWS International Fund "Institutional"	22,942	639,392
DWS International Select Equity Fund "Institutional"	116,186	489,145
DWS International Value Opportunities Fund "Institutional"	36,589	217,336
DWS Japan Equity Fund "S"	34,695	208,168
DWS Large Cap Value Fund "Institutional"	210,864	2,374,324
DWS Large Company Growth Fund "Institutional"	42,896	779,852
DWS Micro Cap Fund "Institutional"	9,237	74,081
DWS Mid Cap Growth Fund "Institutional"	4,847	34,751
DWS RREEF Global Real Estate Securities Fund "Institutional"	51,519	199,895
DWS RREEF Real Estate Securities Fund "Institutional"	8,188	59,607
DWS S&P 500 Plus Fund "S"	49,289	353,897
DWS Small Cap Core Fund "S"	108,342	960,990
DWS Small Cap Growth Fund "Institutional"	18,022	175,896
DWS Technology Fund "Institutional"	125,840	885,912
Total Equity Funds (Cost $35,537,358)		18,965,615

Equity — Exchange Traded Funds 10.4%
Consumer Discretionary Select Sector SPDR Fund	8,888	155,807
Consumer Staples Select Sector SPDR Fund	13,995	284,938
Energy Select Sector SPDR Fund	6,913	284,608
Financial Select Sector SPDR Fund	27,895	212,560
Industrial Select Sector SPDR Fund	14,426	246,685
iShares MSCI Australia Index Fund	23,742	266,385
iShares MSCI Canada Index Fund	18,945	285,880
iShares MSCI EAFE Small Cap Index Fund	7,926	163,513
iShares MSCI France Index Fund	2,088	32,844
iShares MSCI Germany Index Fund	13,424	181,090
iShares MSCI Switzerland Index Fund	1,427	20,035
iShares MSCI United Kingdom Index Fund	18,882	189,198
Utilities Select Sector SPDR Fund	7,560	192,175
Total Exchange Traded Funds (Cost $3,447,044)		2,515,718

Fixed Income — Bond Funds 9.2%
DWS Core Fixed Income Fund "Institutional"	26,060	222,552
DWS Emerging Markets Fixed Income Fund "Institutional"	7,725	63,188
DWS Floating Rate Plus Fund "Institutional"	5,438	37,249
DWS Global Bond Fund "S"	88,415	819,604
DWS GNMA Fund "Institutional"	2,511	37,336
DWS High Income Fund "Institutional"	36,810	132,884
DWS Inflation Protected Plus Fund "Institutional"	22,193	196,634
DWS Short Duration Plus Fund "Institutional"	6,428	56,955
DWS US Bond Index Fund "Institutional"	64,615	653,905
Total Fixed Income — Bond Funds (Cost $2,415,149)		2,220,307

Fixed Income — Money Market Funds 2.0%
Cash Management QP Trust	468,378	468,378
DWS Money Market Prime Series "DWS Cash Investment Trust Class S"	7,954	7,954
DWS Money Market Series "Institutional"	6,834	6,834
Total Fixed Income — Money Market Funds (Cost $483,166)		483,166
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $41,882,717)+	100.1	24,184,806
Other Assets and Liabilities, Net	(0.1)	(18,013)
Net Assets	100.0	24,166,793
+ The cost for federal income tax purposes was $41,990,030. At February 28, 2009, net unrealized depreciation for all securities based on tax cost was $17,805,224. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $209 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $17,805,433.
During the six months ended February 28, 2009, purchases and sales of mutual funds (excluding Cash Management QP Trust and other money market funds) aggregated $9,230,193 and $8,383,687, respectively.

EAFE: Europe, Australasia and Far East

MSCI: Morgan Stanley Capital International

SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2009 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to the Financial Statements.

Valuation Inputs	Investments in Securities
Level 1	$ 23,716,428
Level 2	468,378
Level 3	—
Total	$ 24,184,806

DWS LifeCompass 2040 Fund

	Shares	Value ($)

Equity — Equity Funds 71.5%
DWS Blue Chip Fund "Institutional"	167	1,608
DWS Capital Growth Fund "Institutional"	4,129	137,371
DWS Commodity Securities Fund "Institutional"	570	1,505
DWS Communications Fund "Institutional"	2,929	25,891
DWS Disciplined Long/Short Value Fund "Institutional"	7,242	32,225
DWS Dreman Concentrated Value Fund "Institutional"	1,525	6,803
DWS Dreman High Return Equity Fund "Institutional"	5,317	98,051
DWS Dreman Mid Cap Value Fund "Institutional"	4,495	25,933
DWS Dreman Small Cap Value Fund "Institutional"	7,754	146,321
DWS Emerging Markets Equity Fund "Institutional"	2,156	19,250
DWS Equity 500 Index Portfolio "Institutional"	5,175	433,011
DWS Europe Equity Fund "Institutional"	6,927	100,920
DWS Global Opportunities Fund "Institutional"	1,426	26,048
DWS Global Thematic Fund "Institutional"	1,470	18,391
DWS Gold & Precious Metals Fund "Institutional"	388	5,249
DWS Growth & Income Fund "Institutional"	32,791	306,268
DWS Health Care Fund "Institutional"	6,973	120,072
DWS International Fund "Institutional"	4,472	124,639
DWS International Select Equity Fund "Institutional"	17,773	74,823
DWS International Value Opportunities Fund "Institutional"	2,807	16,672
DWS Japan Equity Fund "S"	9,953	59,718
DWS Large Cap Value Fund "Institutional"	19,263	216,904
DWS Large Company Growth Fund "Institutional"	375	6,811
DWS Micro Cap Fund "Institutional"	1,933	15,503
DWS Mid Cap Growth Fund "Institutional"	126	900
DWS RREEF Global Real Estate Securities Fund "Institutional"	8,611	33,412
DWS RREEF Real Estate Securities Fund "Institutional"	1,005	7,317
DWS S&P 500 Plus Fund "S"	24,628	176,829
DWS Small Cap Core Fund "S"	24,617	218,352
DWS Small Cap Growth Fund "Institutional"	4,017	39,205
DWS Technology Fund "Institutional"	24,026	169,142
Total Equity Funds (Cost $3,852,694)		2,665,144

Equity — Exchange Traded Funds 19.9%
Consumer Discretionary Select Sector SPDR Fund	2,526	44,281
Consumer Staples Select Sector SPDR Fund	5,384	109,618
Energy Select Sector SPDR Fund	2,104	86,622
Financial Select Sector SPDR Fund	8,290	63,170
Industrial Select Sector SPDR Fund	5,501	94,067
iShares MSCI Australia Index Fund	5,119	57,435
iShares MSCI Canada Index Fund	3,833	57,840
iShares MSCI EAFE Small Cap Index Fund	2,563	52,875
iShares MSCI France Index Fund	1,592	25,042
iShares MSCI Germany Index Fund	2,740	36,963
iShares MSCI Netherlands Investable Market Index Fund	249	2,928
iShares MSCI Switzerland Index Fund	282	3,959
iShares MSCI United Kingdom Index Fund	5,680	56,913
Materials Select Sector SPDR Trust	299	5,792
Utilities Select Sector SPDR Fund	1,765	44,866
Total Exchange Traded Funds (Cost $1,157,738)		742,371

Fixed Income — Bond Funds 5.0%
DWS Core Fixed Income Fund "Institutional"	3,111	26,565
DWS Emerging Markets Fixed Income Fund "Institutional"	1,210	9,900
DWS Floating Rate Plus Fund "Institutional"	650	4,455
DWS Global Bond Fund "S"	6,146	56,973
DWS GNMA Fund "Institutional"	289	4,292
DWS Short Duration Plus Fund "Institutional"	821	7,276
DWS US Bond Index Fund "Institutional"	7,589	76,802
Total Fixed Income — Bond Funds (Cost $197,369)		186,263

Fixed Income — Money Market Fund 2.8%
Cash Management QP Trust (Cost $104,703)	104,703	104,703
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $5,312,504)+	99.2	3,698,481
Other Assets and Liabilities, Net	0.8	28,115
Net Assets	100.0	3,726,596
+ The cost for federal income tax purposes was $5,325,943. At February 28, 2009, net unrealized depreciation for all securities based on tax cost was $1,627,462. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $286 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,627,748.
During the six months ended February 28, 2009, purchases and sales of mutual funds (excluding Cash Management QP Trust and other money market funds) aggregated $2,912,392 and $1,267,479, respectively.

EAFE: Europe, Australasia and Far East

MSCI: Morgan Stanley Capital International

SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2009 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to the Financial Statements.

Valuation Inputs	Investments in Securities
Level 1	$ 3,593,778
Level 2	104,703
Level 3	—
Total	$ 3,698,481

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities as of February 28, 2009 (Unaudited)
Assets	DWS LifeCompass Retirement Fund	DWS LifeCompass 2015 Fund	DWS LifeCompass 2020 Fund
Investments in Underlying Affiliated Funds, at value (cost $99,355,377, $209,244,523 and $240,930,119)	$ 73,625,235	$ 136,837,290	$ 151,950,829
Investments in Non-Affiliated Funds, at value (cost $7,531,711, $10,580,289 and $11,850,338)	5,177,710	7,254,828	7,853,057
Total investments, at value (cost $106,887,088, $219,824,812 and $252,780,457)	78,802,945	144,092,118	159,803,886
Receivable for investments sold	1,000,000	—	—
Receivable for Fund shares sold	52,632	90,658	147,854
Dividends receivable	21,409	28,495	20,789
Interest receivable	713	3,005	3,606
Due from Advisor	419	409	16,066
Other assets	25,143	33,457	17,691
Total assets	79,903,261	144,248,142	160,009,892
Liabilities
Payable for Fund shares redeemed	869,654	1,237,450	1,387,547
Other accrued expenses and liabilities	92,871	131,014	179,620
Total liabilities	962,525	1,368,464	1,567,167
Net assets, at value	$ 78,940,736	$ 142,879,678	$ 158,442,725
Net Assets Consist of
Undistributed net investment income	755,339	976,923	1,226,501
Net unrealized appreciation (depreciation) on investments	(28,084,143)	(75,732,694)	(92,976,571)
Accumulated net realized gain (loss)	(12,389,335)	(32,097,991)	(21,416,245)
Paid-in capital	118,658,875	249,733,440	271,609,040
Net assets, at value	$ 78,940,736	$ 142,879,678	$ 158,442,725

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of February 28, 2009 (Unaudited) (continued)
Assets	DWS LifeCompass 2030 Fund	DWS LifeCompass 2040 Fund
Investments: Investments in Underlying Affiliated Funds, at value (cost $38,435,673 and $4,154,766)	$ 21,669,088	$ 2,956,110
Investments in Non-Affiliated Funds, at value (cost $3,447,044 and $1,157,738)	2,515,718	742,371
Total investments, at value (cost $41,882,717 and $5,312,504)	24,184,806	3,698,481
Receivable for Fund shares sold	47,236	28,670
Dividends receivable	559	63
Interest receivable	349	71
Due from Advisor	44,099	17,199
Other assets	385	29,051
Total assets	24,277,434	3,773,535
Liabilities
Payable for Fund shares redeemed	26,726	2,882
Other accrued expenses and liabilities	83,915	44,057
Total liabilities	110,641	46,939
Net assets, at value	$ 24,166,793	$ 3,726,596
Net Assets Consist of
Undistributed net investment income	125,418	21,053
Net unrealized appreciation (depreciation) on investments	(17,697,911)	(1,614,023)
Accumulated net realized gain (loss)	(4,446,981)	(750,806)
Paid-in capital	46,186,267	6,070,372
Net assets, at value	$ 24,166,793	$ 3,726,596

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of February 28, 2009 (Unaudited) (continued)
Net Asset Value	DWS LifeCompass Retirement Fund	DWS LifeCompass 2015 Fund	DWS LifeCompass 2020 Fund
Class A Net assets applicable to shares outstanding	$ 23,152,743	$ 61,927,596	$ 54,100,643
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	2,737,900	8,384,223	6,387,891
Net Asset Value and redemption price per share	$ 8.46	$ 7.39	$ 8.47
Maximum offering price per share (100 ÷ 94.25 of net asset value)	$ 8.98	$ 7.84	$ 8.99
Class B Net assets applicable to shares outstanding	$ 3,197,569	$ 9,408,578	$ 12,363,041
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	378,199	1,275,066	1,468,027
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$ 8.45	$ 7.38	$ 8.42
Class C Net assets applicable to shares outstanding	$ 7,751,309	$ 15,695,917	$ 16,974,678
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	917,275	2,127,653	2,015,518
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$ 8.45	$ 7.38	$ 8.42
Class S Net assets applicable to shares outstanding	$ 44,839,115	$ 55,847,587	$ 75,004,363
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	5,303,439	7,570,365	8,849,968
Net Asset Value, offering and redemption price per share	$ 8.45	$ 7.38	$ 8.48

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of February 28, 2009 (Unaudited) (continued)
Net Asset Value	DWS LifeCompass 2030 Fund	DWS LifeCompass 2040 Fund
Class A Net assets applicable to shares outstanding	$ 14,843,725	$ 2,077,496
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	2,638,126	422,246
Net Asset Value and redemption price per share	$ 5.63	$ 4.92
Maximum offering price per share (100 ÷ 94.25 of net asset value)	$ 5.97	$ 5.22
Class B Net assets applicable to shares outstanding	$ 1,541,759	—
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	274,188	—
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$ 5.62	—
Class C Net assets applicable to shares outstanding	$ 4,022,943	$ 134,046
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	715,592	27,273
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$ 5.62	$ 4.91
Class S Net assets applicable to shares outstanding	$ 3,758,366	$ 1,515,054
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	668,066	307,654
Net Asset Value, offering and redemption price per share	$ 5.63	$ 4.92

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the six months ended February 28, 2009 (Unaudited)
Investment Income	DWS LifeCompass Retirement Fund	DWS LifeCompass 2015 Fund	DWS LifeCompass 2020 Fund
Income distributions from Underlying Affiliated Funds	$ 2,401,911	$ 3,856,561	$ 3,814,270
Dividends	74,835	123,929	150,531
Total Income	2,476,746	3,980,490	3,964,801
Expenses: Administration fees	47,447	88,970	97,485
Distribution and service fees	99,544	248,485	260,540
Services to shareholders	89,935	207,287	237,639
Custodian fees	4,299	5,522	3,919
Audit and tax fees	15,483	15,893	21,901
Legal fees	26,610	33,885	37,256
Trustees' fees and expenses	1,175	1,860	6,556
Reports to shareholders	6,706	12,120	39,062
Registration fees	28,886	28,373	39,083
Other	4,589	2,471	9,309
Total expenses before expense reductions	324,674	644,866	752,750
Expense reductions	(94,592)	(188,037)	(254,416)
Total expenses after expense reductions	230,082	456,829	498,334
Net investment income	2,246,664	3,523,661	3,466,467
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from sale of Underlying Affiliated Funds	(11,723,088)	(22,736,514)	(20,940,725)
Capital Gain Distributions from Underlying Affiliated Funds	262,267	434,244	716,296
	(11,460,821)	(22,302,270)	(20,224,429)
Change in net unrealized appreciation (depreciation) on investments	(20,026,444)	(56,400,361)	(74,108,727)
Net gain (loss)	(31,487,265)	(78,702,631)	(94,333,156)
Net increase (decrease) in net assets resulting from operations	$ (29,240,601)	$ (75,178,970)	$ (90,866,689)

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the six months ended February 28, 2009 (Unaudited) (continued)
Investment Income	DWS LifeCompass 2030 Fund	DWS LifeCompass 2040 Fund
Income distributions from Underlying Affiliated Funds	$ 449,390	$ 46,186
Dividends	29,336	12,979
Total Income	478,726	59,165
Expenses: Administration fees	14,416	1,806
Distribution and service fees	56,387	2,516
Services to shareholders	30,510	5,808
Custodian fees	3,642	3,511
Audit and tax fees	21,901	16,720
Legal	26,550	19,825
Trustees' fees and expenses	1,780	1,146
Reports to shareholders	18,496	7,565
Registration fees	63,567	3,677
Offering expenses	—	2,137
Other	4,443	2,287
Total expenses before expense reductions	241,692	66,998
Expense reductions	(155,245)	(59,650)
Total expenses after expense reductions	86,447	7,348
Net investment income	392,279	51,817
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from sale of Underlying Affiliated Funds	(4,459,644)	(746,399)
Capital Gain Distributions from Underlying Affiliated Funds	127,561	11,708
	(4,332,083)	(734,691)
Change in net unrealized appreciation (depreciation) on investments	(12,123,287)	(1,319,321)
Net gain (loss)	(16,455,370)	(2,054,012)
Net increase (decrease) in net assets resulting from operations	$ (16,063,091)	$ (2,002,195)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — DWS LifeCompass Retirement Fund
Increase (Decrease) in Net Assets	Six Months Ended February 28, 2009 (Unaudited)	Year Ended August 31, 2008
Operations: Net investment income	$ 2,246,664	$ 4,569,017
Net realized gain (loss)	(11,460,821)	4,135,931
Change in net unrealized appreciation (depreciation)	(20,026,444)	(15,018,239)
Net increase (decrease) in net assets resulting from operations	(29,240,601)	(6,313,291)
Distributions to shareholders from: Net investment income: Class A	(627,153)	(1,394,779)
Class B	(80,114)	(199,640)
Class C	(191,614)	(410,417)
Class S	(1,409,645)	(3,034,657)
Total distributions	(2,308,526)	(5,039,493)
Fund share transactions: Proceeds from shares sold	12,018,140	33,561,976
Reinvestment of distributions	2,114,607	4,561,129
Cost of shares redeemed	(27,149,127)	(53,751,990)
Redemption fees	—	1,288
Net increase (decrease) in net assets from Fund share transactions	(13,016,380)	(15,627,597)
Increase (decrease) in net assets	(44,565,507)	(26,980,381)
Net assets at beginning of period	123,506,243	150,486,624
Net assets at end of period (including undistributed net investment income of $755,339 and $817,201, respectively)	$ 78,940,736	$ 123,506,243

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — DWS LifeCompass 2015 Fund
Increase (Decrease) in Net Assets	Six Months Ended February 28, 2009 (Unaudited)	Year Ended August 31, 2008
Operations: Net investment income	$ 3,523,661	$ 6,640,399
Net realized gain (loss)	(22,302,270)	16,301,764
Change in net unrealized appreciation (depreciation)	(56,400,361)	(43,329,482)
Net increase (decrease) in net assets resulting from operations	(75,178,970)	(20,387,319)
Distributions to shareholders from: Net investment income: Class A	(1,485,324)	(4,009,672)
Class B	(198,349)	(597,346)
Class C	(326,827)	(982,599)
Class S	(1,624,039)	(4,384,519)
Total distributions	(3,634,539)	(9,974,136)
Fund share transactions: Proceeds from shares sold	17,659,997	56,174,934
Reinvestment of distributions	3,473,848	9,542,383
Cost of shares redeemed	(41,981,342)	(119,145,790)
Redemption fees	—	737
Net increase (decrease) in net assets from Fund share transactions	(20,847,497)	(53,427,736)
Increase (decrease) in net assets	(99,661,006)	(83,789,191)
Net assets at beginning of period	242,540,684	326,329,875
Net assets at end of period (including undistributed net investment income of $976,923 and $1,087,801, respectively)	$ 142,879,678	$ 242,540,684

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — DWS LifeCompass 2020 Fund
Increase (Decrease) in Net Assets	Six Months Ended February 28, 2009 (Unaudited)	Year Ended August 31, 2008
Operations: Net investment income	$ 3,466,467	$ 5,662,134
Net realized gain (loss)	(20,224,429)	23,804,541
Change in net unrealized appreciation (depreciation)	(74,108,727)	(54,396,305)
Net increase (decrease) in net assets resulting from operations	(90,866,689)	(24,929,630)
Distributions to shareholders from: Net investment income: Class A	(2,242,542)	(3,325,234)
Class B	(429,433)	(768,334)
Class C	(588,485)	(1,103,737)
Class S	(3,561,414)	(5,849,080)
Net realized gains: Class A	(486,268)	—
Class B	(118,124)	—
Class C	(161,320)	—
Class S	(723,692)	—
Total distributions	(8,311,278)	(11,046,385)
Fund share transactions: Proceeds from shares sold	18,104,664	56,286,523
Reinvestment of distributions	7,976,405	10,562,999
Cost of shares redeemed	(33,341,376)	(86,638,708)
Redemption fees	—	349
Net increase (decrease) in net assets from Fund share transactions	(7,260,307)	(19,788,837)
Increase (decrease) in net assets	(106,438,274)	(55,764,852)
Net assets at beginning of period	264,880,999	320,645,851
Net assets at end of period (including undistributed net investment income of $1,226,501 and $4,581,908, respectively)	$ 158,442,725	$ 264,880,999

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — DWS LifeCompass 2030 Fund
Increase (Decrease) in Net Assets	Six Months Ended February 28, 2009 (Unaudited)	Year Ended August 31, 2008
Operations: Net investment income	$ 392,279	$ 423,631
Net realized gain (loss)	(4,332,083)	2,866,284
Change in net unrealized appreciation (depreciation)	(12,123,287)	(7,900,725)
Net increase (decrease) in net assets resulting from operations	(16,063,091)	(4,610,810)
Distributions to shareholders from: Net investment income: Class A	(252,084)	(698,906)
Class B	(15,008)	(88,281)
Class C	(40,019)	(252,188)
Class S	(88,332)	(193,365)
Net realized gains: Class A	(1,062,809)	(840,287)
Class B	(121,711)	(142,055)
Class C	(328,534)	(405,530)
Class S	(318,801)	(214,234)
Total distributions	(2,227,298)	(2,834,846)
Fund share transactions: Proceeds from shares sold	6,789,017	18,465,111
Reinvestment of distributions	2,152,590	2,681,360
Cost of shares redeemed	(6,094,986)	(13,858,420)
Redemption fees	—	90
Net increase (decrease) in net assets from Fund share transactions	2,846,621	7,288,141
Increase (decrease) in net assets	(15,443,768)	(157,515)
Net assets at beginning of period	39,610,561	39,768,076
Net assets at end of period (including undistributed net investment income of $125,418 and $128,582, respectively)	$ 24,166,793	$ 39,610,561

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — DWS LifeCompass 2040 Fund
Increase (Decrease) in Net Assets	Six Months Ended February 28, 2009 (Unaudited)	Period Ended August 31, 2008*
Operations: Net investment income	$ 51,817	$ 18,345
Net realized gain (loss)	(734,691)	76,498
Change in net unrealized appreciation (depreciation)	(1,319,321)	(294,702)
Net increase (decrease) in net assets resulting from operations	(2,002,195)	(199,859)
Distributions to shareholders from: Net investment income: Class A	(18,237)	(5,583)
Class C	(244)	(2,130)
Class S	(22,032)	(34,879)
Net realized gains: Class A	(30,115)	—
Class C	(2,162)	—
Class S	(28,578)	—
Total distributions	(101,368)	(42,592)
Fund share transactions: Proceeds from shares sold	2,785,791	4,584,175
Reinvestment of distributions	101,354	42,592
Cost of shares redeemed	(1,255,780)	(385,522)
Net increase (decrease) in net assets from Fund share transactions	1,631,365	4,241,245
Increase (decrease) in net assets	(472,198)	3,998,794
Net assets at beginning of period	4,198,794	200,000
Net assets at end of period (undistributed net investment income of $21,053 and $9,749, respectively)	$ 3,726,596	$ 4,198,794
* For the period from November 15, 2007 (commencement of operations) to August 31, 2008.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

DWS LifeCompass Retirement Fund — Class A
Years Ended August 31,	2009[a]	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 11.49	$ 12.51	$ 12.16	$ 11.83	$ 11.17	$ 10.69
Income (loss) from investment operations: Net investment income[b]	.22	.40	.38	.33	.28	.29
Net realized and unrealized gain (loss)	(3.03)	(.98)	.57	.33	.72	.52
Total from investment operations	(2.81)	(.58)	.95	.66	1.00	.81
Less distributions from: Net investment income	(.22)	(.44)	(.60)	(.33)	(.34)	(.33)
Redemption fees	—	.00***	.00***	.00***	.00***	—
Net asset value, end of period	$ 8.46	$ 11.49	$ 12.51	$ 12.16	$ 11.83	$ 11.17
Total Return (%)[c,d,e]	(24.65)**	(4.76)	7.90	5.66	9.04	7.61
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	23	34	47	41	36	17
Ratio of expenses before expense reductions (%)	.73g*	.69[g]	.63[g]	.88[g]	.77[g]	.57[f]
Ratio of expenses after expense reductions (%)	.52g*	.56[g]	.62[g]	.61[g]	.55[g]	.39[f]
Ratio of net investment income (%)	4.70*	3.24	3.04	2.74	2.42	2.58
Portfolio turnover rate (%)	25**	48	21	69	55	56
[a] For the six months ended February 28, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charge.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[f] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying Funds in which the Fund is invested.
[g] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized
*** Amount is less than $.005.

DWS LifeCompass Retirement Fund — Class B
Years Ended August 31,	2009[a]	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 11.49	$ 12.52	$ 12.16	$ 11.83	$ 11.17	$ 10.70
Income (loss) from investment operations: Net investment income[b]	.19	.30	.29	.24	.20	.20
Net realized and unrealized gain (loss)	(3.04)	(.97)	.57	.33	.71	.51
Total from investment operations	(2.85)	(.67)	.86	.57	.91	.71
Less distributions from: Net investment income	(.19)	(.36)	(.50)	(.24)	(.25)	(.24)
Redemption fees	—	.00***	.00***	.00***	.00***	—
Net asset value, end of period	$ 8.45	$ 11.49	$ 12.52	$ 12.16	$ 11.83	$ 11.17
Total Return (%)[c,d,e]	(25.02)**	(5.46)	7.16	4.87	8.24	6.69
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3	6	8	8	8	6
Ratio of expenses before expense reductions (%)	1.52g*	1.42[g]	1.34[g]	1.65[g]	1.60[g]	1.26[f]
Ratio of expenses after expense reductions (%)	1.27g*	1.31[g]	1.34[g]	1.36[g]	1.30[g]	1.14[f]
Ratio of net investment income (%)	3.95*	2.49	2.32	1.99	1.67	1.83
Portfolio turnover rate (%)	25**	48	21	69	55	56
[a] For the six months ended February 28, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charge.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[f] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying Funds in which the Fund is invested.
[g] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized
*** Amount is less than $.005.

DWS LifeCompass Retirement Fund — Class C
Years Ended August 31,	2009[a]	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 11.49	$ 12.52	$ 12.16	$ 11.82	$ 11.16	$ 10.69
Income (loss) from investment operations: Net investment income[b]	.19	.31	.30	.24	.19	.20
Net realized and unrealized gain (loss)	(3.04)	(.98)	.56	.34	.72	.51
Total from investment operations	(2.85)	(.67)	.86	.58	.91	.71
Less distributions from: Net investment income	(.19)	(.36)	(.50)	(.24)	(.25)	(.24)
Redemption fees	—	.00***	.00***	.00***	.00***	—
Net asset value, end of period	$ 8.45	$ 11.49	$ 12.52	$ 12.16	$ 11.82	$ 11.16
Total Return (%)[c,d,e]	(25.01)**	(5.43)	7.26	4.87	8.27	6.69
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	8	13	14	12	9	4
Ratio of expenses before expense reductions (%)	1.44g*	1.38[g]	1.34[g]	1.45[g]	1.39[g]	1.21[f]
Ratio of expenses after expense reductions (%)	1.27g*	1.29[g]	1.29[g]	1.36[g]	1.30[g]	1.14[f]
Ratio of net investment income (%)	3.95*	2.51	2.37	1.99	1.67	1.82
Portfolio turnover rate (%)	25**	48	21	69	55	56
[a] For the six months ended February 28, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charge.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[f] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying Funds in which the Fund is invested.
[g] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized
*** Amount is less than $.005.

DWS LifeCompass Retirement Fund — Class S
Years Ended August 31,	2009[a]	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 11.49	$ 12.51	$ 12.16	$ 11.83	$ 11.17	$ 10.69
Income (loss) from investment operations: Net investment income[b]	.23	.43	.41	.36	.32	.32
Net realized and unrealized gain (loss)	(3.03)	(.98)	.57	.33	.71	.51
Total from investment operations	(2.80)	(.55)	.98	.69	1.03	.83
Less distributions from: Net investment income	(.24)	(.47)	(.63)	(.36)	(.37)	(.35)
Redemption fees	—	.00***	.00***	.00***	.00***	—
Net asset value, end of period	$ 8.45	$ 11.49	$ 12.51	$ 12.16	$ 11.83	$ 11.17
Total Return (%)[c,d]	(24.63)**	(4.52)	8.18	5.93	9.33	7.86
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	45	71	81	80	36	43
Ratio of expenses before expense reductions (%)	.47f*	.44[f]	.48[f]	.65[f]	.57[f]	.23[e]
Ratio of expenses after expense reductions (%)	.27f*	.30[f]	.37[f]	.35[f]	.30[f]	.13[e]
Ratio of net investment income (%)	4.95*	3.50	3.29	3.00	2.67	2.84
Portfolio turnover rate (%)	25**	48	21	69	55	56
[a] For the six months ended February 28, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[e] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying Funds in which the Fund is invested.
[f] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized
*** Amount is less than $.005.

DWS LifeCompass 2015 Fund — Class A
Years Ended August 31,	2009[a]	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 11.12	$ 12.47	$ 11.98	$ 11.55	$ 10.63	$ 9.91
Income (loss) from investment operations: Net investment income[b]	.17	.29	.29	.25	.21	.22
Net realized and unrealized gain (loss)	(3.72)	(1.20)	.86	.50	.95	.70
Total from investment operations	(3.55)	(.91)	1.15	.75	1.16	.92
Less distributions from: Net investment income	(.18)	(.44)	(.66)	(.32)	(.24)	(.20)
Redemption fees	—	.00***	.00***	.00***	.00***	—
Net asset value, end of period	$ 7.39	$ 11.12	$ 12.47	$ 11.98	$ 11.55	$ 10.63
Total Return (%)[c,d,e]	(32.20)**	(7.39)	9.78	6.59	10.95	9.34
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	62	97	131	104	113.56
Ratio of expenses before expense reductions (%)	.68g*	.64[g]	.61[g]	.80[g]	.77[g]	.54[f]
Ratio of expenses after expense reductions (%)	.48g*	.51[g]	.57[g]	.61[g]	.55[g]	.38[f]
Ratio of net investment income (%)	3.99*	2.37	2.28	2.14	1.84	2.12
Portfolio turnover rate (%)	21**	29	21	52	35	37
[a] For the six months ended February 28, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charge.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[f] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying Funds in which the Fund is invested.
[g] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized
*** Amount is less than $.005.

DWS LifeCompass 2015 Fund — Class B
Years Ended August 31,	2009[a]	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 11.11	$ 12.47	$ 11.98	$ 11.54	$ 10.63	$ 9.91
Income (loss) from investment operations: Net investment income[b]	.14	.19	.19	.16	.12	.14
Net realized and unrealized gain (loss)	(3.73)	(1.19)	.86	.51	.95	.70
Total from investment operations	(3.59)	(1.00)	1.05	.67	1.07	.84
Less distributions from: Net investment income	(.14)	(.36)	(.56)	(.23)	(.16)	(.12)
Redemption fees	—	.00***	.00***	.00***	.00***	—
Net asset value, end of period	$ 7.38	$ 11.11	$ 12.47	$ 11.98	$ 11.54	$ 10.63
Total Return (%)[c,d,e]	(32.50)**	(8.06)	8.94	5.78	10.17	8.49
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	9	17	24	24	23	13
Ratio of expenses before expense reductions (%)	1.48g*	1.39[g]	1.37[g]	1.42[g]	1.35[g]	1.21[f]
Ratio of expenses after expense reductions (%)	1.23g*	1.26[g]	1.34[g]	1.37[g]	1.30[g]	1.12[f]
Ratio of net investment income (%)	3.24*	1.62	1.51	1.38	1.09	1.37
Portfolio turnover rate (%)	21**	29	21	52	35	37
[a] For the six months ended February 28, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charge.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[f] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying Funds in which the Fund is invested.
[g] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized
*** Amount is less than $.005.

DWS LifeCompass 2015 Fund — Class C
Years Ended August 31,	2009[a]	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 11.10	$ 12.47	$ 11.97	$ 11.54	$ 10.62	$ 9.90
Income (loss) from investment operations: Net investment income[b]	.14	.20	.20	.16	.13	.14
Net realized and unrealized gain (loss)	(3.72)	(1.20)	.86	.50	.95	.70
Total from investment operations	(3.58)	(1.00)	1.06	.66	1.08	.84
Less distributions from: Net investment income	(.14)	(.37)	(.56)	(.23)	(.16)	(.12)
Redemption fees	—	.00***	.00***	.00***	.00***	—
Net asset value, end of period	$ 7.38	$ 11.10	$ 12.47	$ 11.97	$ 11.54	$ 10.62
Total Return (%)[c,e]	(32.43)d**	(8.12)[d]	8.96[d]	5.82[d]	10.28	8.50[d]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	16	28	37	34	27	9
Ratio of expenses before expense reductions (%)	1.42g*	1.33[g]	1.31[g]	1.35[g]	1.26[g]	1.18[f]
Ratio of expenses after expense reductions (%)	1.23g*	1.25[g]	1.30[g]	1.34[g]	1.26[g]	1.13[f]
Ratio of net investment income (%)	3.24*	1.63	1.55	1.41	1.13	1.36
Portfolio turnover rate (%)	21**	29	21	52	35	37
[a] For the six months ended February 28, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charge.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[f] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying Funds in which the Fund is invested.
[g] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized
*** Amount is less than $.005.

DWS LifeCompass 2015 Fund — Class S
Years Ended August 31,	2009[a]	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 11.11	$ 12.45	$ 11.96	$ 11.54	$ 10.62	$ 9.90
Income (loss) from investment operations: Net investment income[b]	.18	.32	.32	.28	.24	.25
Net realized and unrealized gain (loss)	(3.72)	(1.19)	.86	.49	.95	.70
Total from investment operations	(3.54)	(.87)	1.18	.77	1.19	.95
Less distributions from: Net investment income	(.19)	(.47)	(.69)	(.35)	(.27)	(.23)
Redemption fees	—	.00***	.00***	.00***	.00***	—
Net asset value, end of period	$ 7.38	$ 11.11	$ 12.45	$ 11.96	$ 11.54	$ 10.62
Total Return (%)[c,d]	(32.15)**	(7.10)	9.97	6.78	11.23	9.70
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	56	100	135	142	126	124
Ratio of expenses before expense reductions (%)	.45f*	.41[f]	.40[f]	.54[f]	.36[f]	.23[e]
Ratio of expenses after expense reductions (%)	.23f*	.26[f]	.35[f]	.36[f]	.30[f]	.12[e]
Ratio of net investment income (%)	4.24*	2.62	2.50	2.39	2.09	2.37
Portfolio turnover rate (%)	21**	29	21	52	35	37
[a] For the six months ended February 28, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[e] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying Funds in which the Fund is invested.
[f] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized
*** Amount is less than $.005.

DWS LifeCompass 2020 Fund — Class A
Years Ended August 31,	2009[a]	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 13.66	$ 15.47	$ 14.29	$ 13.49	$ 12.14	$ 11.08
Income (loss) from investment operations: Net investment income[b]	.18	.29	.26	.23	.19	.17
Net realized and unrealized gain (loss)	(4.92)	(1.55)	1.35	.84	1.35	1.07
Total from investment operations	(4.74)	(1.26)	1.61	1.07	1.54	1.24
Less distributions from: Net investment income	(.37)	(.55)	(.43)	(.27)	(.19)	(.18)
Net realized gains	(.08)	—	—	—	—	—
Total distributions	(.45)	(.55)	(.43)	(.27)	(.19)	(.18)
Redemption fees	—	.00***	.00***	.00***	.00***	—
Net asset value, end of period	$ 8.47	$13.66	$ 15.47	$ 14.29	$ 13.49	$ 12.14
Total Return (%)[c,d,e]	(35.08)**	(8.48)	11.33	8.06	12.76	11.19
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	54	85	100	86	74	39
Ratio of expenses before expense reductions (%)	.74g*	.66[g]	.67[g]	.76[g]	.74[g]	.46[f]
Ratio of expenses after expense reductions (%)	.49g*	.52[g]	.62[g]	.61[g]	.55[g]	.39[f]
Ratio of net investment income (%)	3.58*	1.96	1.70	1.59	1.46	1.40
Portfolio turnover rate (%)	20**	31	22	59	31	43
[a] For the six months ended February 28, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charge.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[f] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying Funds in which the Fund is invested.
[g] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized
*** Amount is less than $.005.

DWS LifeCompass 2020 Fund — Class B
Years Ended August 31,	2009[a]	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 13.53	$ 15.32	$ 14.15	$ 13.35	$ 12.02	$ 10.97
Income (loss) from investment operations: Net investment income[b]	.15	.18	.15	.12	.09	.08
Net realized and unrealized gain (loss)	(4.89)	(1.54)	1.33	.85	1.33	1.06
Total from investment operations	(4.74)	(1.36)	1.48	.97	1.42	1.14
Less distributions from: Net investment income	(.29)	(.43)	(.31)	(.17)	(.09)	(.09)
Net realized gains	(.08)	—	—	—	—	—
Total distributions	(.37)	(.43)	(.31)	(.17)	(.09)	(.09)
Redemption fees	—	.00***	.00***	.00***	.00***	—
Net asset value, end of period	$ 8.42	$ 13.53	$ 15.32	$ 14.15	$ 13.35	$ 12.02
Total Return (%)[c,d,e]	(35.34)**	(9.15)	10.49	7.31	11.86	10.36
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	12	22	28	29	26	14
Ratio of expenses before expense reductions (%)	1.51g*	1.42[g]	1.40[g]	1.46[g]	1.46[g]	1.23[f]
Ratio of expenses after expense reductions (%)	1.24g*	1.28[g]	1.35[g]	1.36[g]	1.30[g]	1.13[f]
Ratio of net investment income (%)	2.83*	1.20	.97	.84	.71	.66
Portfolio turnover rate (%)	20**	31	22	59	31	43
[a] For the six months ended February 28, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charge.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[f] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying Funds in which the Fund is invested.
[g] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized
*** Amount is less than $.005.

DWS LifeCompass 2020 Fund — Class C
Years Ended August 31,	2009[a]	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 13.54	$ 15.32	$ 14.15	$ 13.35	$ 12.02	$ 10.97
Income (loss) from investment operations: Net investment income[b]	.15	.18	.15	.12	.09	.08
Net realized and unrealized gain (loss)	(4.90)	(1.52)	1.33	.85	1.33	1.05
Total from investment operations	(4.75)	(1.34)	1.48	.97	1.42	1.13
Less distributions from: Net investment income	(.29)	(.44)	(.31)	(.17)	(.09)	(.08)
Net realized gains	(.08)	—	—	—	—	—
Total distributions	(.37)	(.44)	(.31)	(.17)	(.09)	(.08)
Redemption fees	—	.00***	.00***	.00***	.00***	—
Net asset value, end of period	$ 8.42	$ 13.54	$ 15.32	$ 14.15	$ 13.35	$ 12.02
Total Return (%)[c,d,e]	(35.38)**	(9.05)	10.49	7.30	11.86	10.34
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	17	30	40	36	28	9
Ratio of expenses before expense reductions (%)	1.42g*	1.38[g]	1.37[g]	1.41[g]	1.39[g]	1.21[f]
Ratio of expenses after expense reductions (%)	1.24g*	1.27[g]	1.32[g]	1.36[g]	1.30[g]	1.15[f]
Ratio of net investment income (%)	2.83*	1.21	1.00	.84	.71	.65
Portfolio turnover rate (%)	20**	31	22	59	31	43
[a] For the six months ended February 28, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charge.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[f] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying Funds in which the Fund is invested.
[g] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized
*** Amount is less than $.005.

DWS LifeCompass 2020 Fund — Class S
Years Ended August 31,	2009[a]	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 13.69	$ 15.50	$ 14.32	$ 13.52	$ 12.17	$ 11.10
Income (loss) from investment operations: Net investment income[b]	.20	.32	.29	.26	.22	.20
Net realized and unrealized gain (loss)	(4.94)	(1.54)	1.36	.85	1.36	1.08
Total from investment operations	(4.74)	(1.22)	1.65	1.11	1.58	1.28
Less distributions from: Net investment income	(.39)	(.59)	(.47)	(.31)	(.23)	(.21)
Net realized gains	(.08)	—	—	—	—	—
Total distributions	(.47)	(.59)	(.47)	(.31)	(.23)	(.21)
Redemption fees	—	.00***	.00***	.00***	.00***	—
Net asset value, end of period	$ 8.48	$ 13.69	$ 15.50	$ 14.32	$ 13.52	$ 12.17
Total Return (%)[c,d]	(35.06)**	(8.22)	11.60	8.33	13.02	11.50
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	75	129	153	154	92	84
Ratio of expenses before expense reductions (%)	.53f*	.45[f]	.48[f]	.53[f]	.48[f]	.25[e]
Ratio of expenses after expense reductions (%)	.24f*	.28[f]	.37[f]	.36[f]	.30[f]	.12[e]
Ratio of net investment income (%)	3.83*	2.20	1.95	1.84	1.71	1.67
Portfolio turnover rate (%)	20**	31	22	59	31	43
[a] For the six months ended February 28, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[e] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying Funds in which the Fund is invested.
[f] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized
*** Amount is less than $.005.

DWS LifeCompass 2030 Fund — Class A
Years Ended August 31,	2009[a]	2008	2007	2006	2005[b]
Selected Per Share Data
Net asset value, beginning of period	$ 10.26	$ 12.27	$ 11.50	$ 10.82	$ 10.00
Income (loss) from investment operations: Net investment income[c]	.10	.14	.10	.08	.04
Net realized and unrealized gain (loss)	(4.15)	(1.32)	1.39	.93	.88
Total from investment operations	(4.05)	(1.18)	1.49	1.01	.92
Less distributions from: Net investment income	(.11)	(.38)	(.29)	(.23)	(.10)
Net realized gains	(.47)	(.45)	(.43)	(.10)	—
Total distributions	(.58)	(.83)	(.72)	(.33)	(.10)
Redemption fees	—	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 5.63	$ 10.26	$ 12.27	$ 11.50	$ 10.82
Total Return (%)[d,e,f]	(40.32)**	(10.40)	13.17	9.52	9.24**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	15	23	21	14	7
Ratio of expenses before expense reductions (%)[g]	1.50*	.99	1.00	1.60	3.41*
Ratio of expenses after expense reductions (%)[g]	.45*	.47	.55	.58	.55*
Ratio of net investment income (%)	2.87*	1.27	.88	.77	.46*
Portfolio turnover rate (%)	28**	30	20	63	28*
[a] For the six months ended February 28, 2009 (Unaudited).
[b] For the period from November 1, 2004 (commencement of sales of Class A shares) to August 31, 2005.
[c] Based on average shares outstanding during the period.
[d] Total return does not reflect the effect of any sales charge.
[e] Total return would have been lower had certain expenses not been reduced.
[f] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[g] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized
*** Amount is less than $.005.

DWS LifeCompass 2030 Fund — Class B
Years Ended August 31,	2009[a]	2008	2007	2006	2005[b]
Selected Per Share Data
Net asset value, beginning of period	$ 10.21	$ 12.21	$ 11.45	$ 10.78	$ 10.00
Income (loss) from investment operations: Net investment income[c]	.08	.06	.01	.00***	(.02)
Net realized and unrealized gain (loss)	(4.14)	(1.33)	1.37	.92	.89
Total from investment operations	(4.06)	(1.27)	1.38	.92	.87
Less distributions from: Net investment income	(.06)	(.28)	(.19)	(.15)	(.09)
Net realized gains	(.47)	(.45)	(.43)	(.10)	—
Total distributions	(.53)	(.73)	(.62)	(.25)	(.09)
Redemption fees	—	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 5.62	$ 10.21	$ 12.21	$ 11.45	$ 10.78
Total Return (%)[d,e,f]	(40.58)**	(11.09)	12.26	8.61	8.70**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2	3	4	3	2
Ratio of expenses before expense reductions (%)[g]	2.38*	1.80	1.81	2.38	4.22*
Ratio of expenses after expense reductions (%)[g]	1.20*	1.22	1.30	1.33	1.30*
Ratio of net investment income (%)	2.12*	.51	.13	.02	(.29)*
Portfolio turnover rate (%)	28**	30	20	63	28*
[a] For the six months ended February 28, 2009 (Unaudited).
[b] For the period from November 1, 2004 (commencement of sales of Class B shares) to August 31, 2005.
[c] Based on average shares outstanding during the period.
[d] Total return does not reflect the effect of any sales charge.
[e] Total return would have been lower had certain expenses not been reduced.
[f] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[g] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized
*** Amount is less than $.005.

DWS LifeCompass 2030 Fund — Class C
Years Ended August 31,	2009[a]	2008	2007	2006	2005[b]
Selected Per Share Data
Net asset value, beginning of period	$ 10.21	$ 12.21	$ 11.44	$ 10.77	$ 10.00
Income (loss) from investment operations: Net investment income[c]	.08	.06	.01	.00***	(.02)
Net realized and unrealized gain (loss)	(4.14)	(1.33)	1.38	.92	.88
Total from investment operations	(4.06)	(1.27)	1.39	.92	.86
Less distributions from: Net investment income	(.06)	(.28)	(.19)	(.15)	(.09)
Net realized gains	(.47)	(.45)	(.43)	(.10)	—
Total distributions	(.53)	(.73)	(.62)	(.25)	(.09)
Redemption fees	—	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 5.62	$ 10.21	$ 12.21	$ 11.44	$ 10.77
Total Return (%)[d,e,f]	(40.59)**	(11.09)	12.35	8.62	8.60**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	4	8	11	7	4
Ratio of expenses before expense reductions (%)[g]	2.27*	1.74	1.74	2.33	4.12*
Ratio of expenses after expense reductions (%)[g]	1.20*	1.23	1.30	1.33	1.30*
Ratio of net investment income (%)	2.12*	.51	.13	.02	(.29)*
Portfolio turnover rate (%)	28**	30	20	63	28*
[a] For the six months ended February 28, 2009 (Unaudited).
[b] For the period from November 1, 2004 (commencement of sales of Class C shares) to August 31, 2005.
[c] Based on average shares outstanding during the period.
[d] Total return does not reflect the effect of any sales charge.
[e] Total return would have been lower had certain expenses not been reduced.
[f] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[g] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized
*** Amount is less than $.005.

DWS LifeCompass 2030 Fund — Class S
Years Ended August 31,	2009[a]	2008	2007	2006	2005[b]
Selected Per Share Data
Net asset value, beginning of period	$ 10.27	$ 12.29	$ 11.51	$ 10.84	$ 10.00
Income (loss) from investment operations: Net investment income[c]	.11	.17	.13	.11	.06
Net realized and unrealized gain (loss)	(4.15)	(1.33)	1.40	.92	.89
Total from investment operations	(4.04)	(1.16)	1.53	1.03	.95
Less distributions from: Net investment income	(.13)	(.41)	(.32)	(.26)	(.11)
Net realized gains	(.47)	(.45)	(.43)	(.10)	—
Total distributions	(.60)	(.86)	(.75)	(.36)	(.11)
Redemption fees	—	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 5.63	$ 10.27	$ 12.29	$ 11.51	$ 10.84
Total Return (%)[d,e]	(40.22)**	(10.23)	13.54	9.69	9.49**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	4	6	4	3	2
Ratio of expenses before expense reductions (%)[f]	1.33*	.77	.78	1.37	3.22*
Ratio of expenses after expense reductions (%)[f]	.20*	.21	.30	.33	.30*
Ratio of net investment income (%)	3.12*	1.52	1.13	1.02	.71*
Portfolio turnover rate (%)	28**	30	20	63	28*
[a] For the six months ended February 28, 2009 (Unaudited).
[b] For the period from November 1, 2004 (commencement of sales of Class S shares) to August 31, 2005.
[c] Based on average shares outstanding during the period.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[f] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized
*** Amount is less than $.005.

DWS LifeCompass 2040 Fund — Class A
Year Ended August 31,	2009[a]	2008[b]
Selected Per Share Data
Net asset value, beginning of period	$ 8.77	$ 10.00
Income (loss) from investment operations: Net investment income[c]	.09	.06
Net realized and unrealized gain (loss)	(3.80)	(.96)
Total from investment operations	(3.71)	(.90)
Less distributions from: Net investment income	(.05)	(.33)
Net realized gains	(.09)	—
Total distributions	(.14)	(.33)
Net asset value, end of period	$ 4.92	$ 8.77
Total Return (%)[d,e,f]	(42.59)**	(9.24)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2	2
Ratio of expenses before expense reductions (%)[g]	3.77*	7.14*
Ratio of expenses after expense reductions (%)[g]	.49*	.49*
Ratio of net investment income (%)	2.79*	.86*
Portfolio turnover rate (%)	35**	17**
[a] For the six months ended February 28, 2009 (Unaudited).
[b] For the period from November 15, 2007 (commencement of operations) to August 31, 2008.
[c] Based on average shares outstanding during the period.
[d] Total return does not reflect the effect of any sales charge.
[e] Total return would have been lower had certain expenses not been reduced.
[f] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[g] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

DWS LifeCompass 2040 Fund — Class C
Year Ended August 31,	2009[a]	2008[b]
Selected Per Share Data
Net asset value, beginning of period	$ 8.73	$ 10.00
Income (loss) from investment operations: Net investment income[c]	.06	.01
Net realized and unrealized gain (loss)	(3.78)	(.96)
Total from investment operations	(3.72)	(.95)
Less distributions from: Net investment income	(.01)	(.32)
Net realized gains	(.09)	—
Total distributions	(.10)	(.32)
Net asset value, end of period	$ 4.91	$ 8.73
Total Return (%)[d,e,f]	(42.88)**	(9.54)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.1	.3
Ratio of expenses before expense reductions (%)[g]	4.68*	7.87*
Ratio of expenses after expense reductions (%)[g]	1.24*	1.24*
Ratio of net investment income (%)	2.04*	.11*
Portfolio turnover rate (%)	35**	17**
[a] For the six months ended February 28, 2009 (Unaudited).
[b] For the period from November 15, 2007 (commencement of operations) to August 31, 2008.
[c] Based on average shares outstanding during the period.
[d] Total return does not reflect the effect of any sales charge.
[e] Total return would have been lower had certain expenses not been reduced.
[f] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[g] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

DWS LifeCompass 2040 Fund — Class S
Year Ended August 31,	2009[a]	2008[b]
Selected Per Share Data
Net asset value, beginning of period	$ 8.79	$ 10.00
Income (loss) from investment operations: Net investment income[c]	.09	.08
Net realized and unrealized gain (loss)	(3.80)	(.96)
Total from investment operations	(3.71)	(.88)
Less distributions from: Net investment income	(.07)	(.33)
Net realized gains	(.09)	—
Total distributions	(.16)	(.33)
Net asset value, end of period	$ 4.92	$ 8.79
Total Return (%)[d,e]	(42.51)**	(9.11)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2	2
Ratio of expenses before expense reductions (%)[f]	3.56*	6.98*
Ratio of expenses after expense reductions (%)[f]	.24*	.24*
Ratio of net investment income (%)	3.04*	1.11*
Portfolio turnover rate (%)	35**	17**
[a] For the six months ended February 28, 2009 (Unaudited).
[b] For the period from November 15, 2007 (commencement of operations) to August 31, 2008.
[c] Based on average shares outstanding during the period.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[f] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund (hereinafter referred to individually as "Fund" or collectively as "Funds") are each a diversified series of DWS Target Date Series (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest mainly in other DWS funds (the "Underlying DWS Funds") and Exchange Traded Funds ("ETFs"). ETFs and DWS Funds are collectively referred to as "Underlying Funds." Each Underlying DWS Fund's accounting policies and investment holdings are outlined in the Underlying DWS Fund's financial statements and are available upon request.

Each Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution and service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of each Fund have equal rights with respect to voting subject to class-specific arrangements.

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by each Fund in the preparation of its financial statements.

Security Valuation. Investments in the Underlying DWS Funds are valued at the net asset value per share of each class of the Underlying DWS Fund as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Exchange traded funds ("ETFs") are valued at the most recent sale price or official closing price reported on the exchange on which the ETFs are traded most extensively. ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Each Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," effective at the beginning of the Fund's fiscal year. Disclosure about the classification of fair value measurements is included at the end of each Fund's Investment Portfolio.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Each Fund is treated as a single corporate taxpayer.

At August 31, 2008, DWS LifeCompass Retirement Fund had a net tax basis capital loss carryforward of approximately $38,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2012, the expiration date, whichever occurs first.

At August 31, 2008, DWS LifeCompass 2015 Fund had a net tax basis capital loss carryforward of approximately $7,136,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2012, the expiration date, whichever occurs first.

The Funds have reviewed the tax positions for the open tax years as of August 31, 2008 and have determined that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income from DWS LifeCompass Retirement Fund and DWS LifeCompass 2015 Fund, if any, is declared and distributed to shareholders quarterly. Net investment income from DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund, if any, is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to each Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. An additional distribution may be made to the extent necessary to avoid payment of a four percent federal excise tax.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of a Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Offering Costs. Offering costs for DWS LifeCompass 2040 Fund were paid in connection with the offering of shares and were amortized over one year.

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from the Underlying DWS Funds are recorded on the ex-dividend date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of each Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments in Underlying DWS Funds to be purchased, sold or entered into by each Fund. The Advisor has agreed not to be paid a management fee for performing its services for the Funds. However, the Advisor will receive management fees from managing the Underlying DWS Funds in which each Fund invests.

The Funds do not invest in the Underlying DWS Funds for the purpose of exercising management or control; however, investments within the set limits may represent 5% or more of an Underlying DWS Fund's net assets. At February 28, 2009, DWS LifeCompass Retirement Fund held the following Underlying DWS Fund's outstanding shares: approximately 12% of DWS Floating Rate Plus Fund. At February 28, 2009, DWS LifeCompass 2015 Fund held the following Underlying DWS Funds' outstanding shares: approximately 11% of DWS International Value Opportunities Fund, 11% of DWS Disciplined Long/Short Value Fund and 6% of DWS Floating Rate Plus Fund. At February 28, 2009, DWS LifeCompass 2020 Fund held the following Underlying DWS Funds' outstanding shares: approximately 13% of DWS International Value Opportunities Fund, 13% of DWS Disciplined Long/Short Value Fund, 8% of DWS Small Cap Core Fund, 5% of DWS Global Bond Fund and 5% of DWS Floating Rate Plus Fund. At February 28, 2009, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund did not invest in more than 5% of any underlying DWS Fund.

For the period from September 1, 2008 through September 30, 2009, the Advisor has contractually agreed to reimburse or pay certain operating expenses to the extent necessary to maintain DWS LifeCompass Retirement Fund's, DWS LifeCompass 2015 Fund's and DWS LifeCompass 2020 Fund's operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and indirect expenses of Underlying Funds) as a percentage of average daily net assets as follows:

	LifeCompass Retirement Fund	LifeCompass 2015 Fund	LifeCompass 2020 Fund
Class A	.52%	.48%	.49%
Class B	1.27%	1.23%	1.24%
Class C	1.27%	1.23%	1.24%
Class S	.27%	.23%	.24%

For the period from September 1, 2008 through November 30, 2009, the Advisor has contractually agreed to reimburse or pay certain operating expenses to the extent necessary to maintain DWS LifeCompass 2030 Fund's and DWS LifeCompass 2040 Fund's operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and indirect expenses of Underlying Funds) as a percentage of average daily net assets as follows:

	LifeCompass 2030 Fund	LifeCompass 2040 Fund
Class A	.45%	.49%
Class B	1.20%	—
Class C	1.20%	1.24%
Class S	.20%	.24%

Each Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying DWS Funds and exchange traded funds in which it is invested.

In addition, for the six months ended February 28, 2009, the Advisor reimbursed DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund $1,371, $113,508 and $53,015, respectively, of other expenses.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Funds. For all services provided under the Administrative Services Agreement, the Funds pay the Advisor an annual fee ("Administration Fee") of 0.10% of each Fund's average daily net assets computed and accrued daily and payable monthly. For the six months ended February 28, 2009, DIMA received an Administration Fee for each Fund as follows:

Administration Fee	Total Aggregated	Waived	Unpaid at February 28, 2009
DWS LifeCompass Retirement Fund	$ 47,447	$ 10,141	$ 24,553
DWS LifeCompass 2015 Fund	$ 88,970	$ —	$ 11,998
DWS LifeCompass 2020 Fund	$ 97,485	$ 31,800	$ —
DWS LifeCompass 2030 Fund	$ 14,416	$ 14,416	$ —
DWS LifeCompass 2040 Fund	$ 1,806	$ 1,806	$ —

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Funds. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Funds. For the six months ended February 28, 2009, the amounts charged to the Funds by DISC were as follows:

Services to Shareholders	Total Aggregated	Waived	Unpaid at February 28, 2009
DWS LifeCompass Retirement Fund
Class A	$ 26,142	$ 24,265	$ 1,877
Class B	3,963	3,963	—
Class C	6,456	6,456	—
Class S	48,350	48,350	—
	$ 84,911	$ 83,034	$ 1,877
DWS LifeCompass 2015 Fund
Class A	$ 78,121	$ 73,250	$ 3,463
Class B	12,016	12,016	—
Class C	15,040	15,040	—
Class S	83,241	79,916	3,325
	$ 188,418	$ 180,222	$ 6,788
DWS LifeCompass 2020 Fund
Class A	$ 70,048	$ 68,759	$ —
Class B	13,294	13,294	—
Class C	15,367	15,298	—
Class S	118,449	118,449	—
	$ 217,158	$ 215,800	$ —
DWS LifeCompass 2030 Fund
Class A	$ 15,106	$ 14,070	$ —
Class B	2,419	2,419	—
Class C	4,473	4,473	—
Class S	5,600	5,600	—
	$ 27,598	$ 26,562	$ —
DWS LifeCompass 2040 Fund
Class A	$ 2,607	$ 2,144	$ —
Class C	317	315	—
Class S	2,367	2,367	—
	$ 5,291	$ 4,826	$ —

Distribution and Service Fees. Under the Funds' Class B and Class C 12b-1 Plans, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Funds' Underwriting and Distribution Services Agreements, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended February 28, 2009, the Distribution Fees were as follows:

Distribution Fees	Total Aggregated	Unpaid at February 28, 2009
DWS LifeCompass Retirement Fund
Class B	$ 15,289	$ 1,970
Class C	36,495	4,623
	$ 51,784	$ 6,593
DWS LifeCompass 2015 Fund
Class B	$ 45,905	$ 6,099
Class C	74,816	9,954
	$ 120,721	$ 16,053
DWS LifeCompass 2020 Fund
Class B	$ 58,126	$ 7,608
Class C	80,540	9,927
	$ 138,666	$ 17,535
DWS LifeCompass 2030 Fund
Class B	$ 7,382	$ 930
Class C	19,998	2,394
	$ 27,380	$ 3,324
DWS LifeCompass 2040 Fund
Class C	$ 584	$ 86

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to Classes A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended February 28, 2009, the Service Fees were as follows:

Service Fees	Total Aggregated	Waived	Unpaid at February 28, 2009	Annualized Effective Rate
DWS LifeCompass Retirement Fund
Class A	$ 30,466	$ —	$ 4,853.23%
Class B	4,992	700	563.21%
Class C	12,302	624	4,169.24%
	$ 47,760	$ 1,324	$ 9,585
DWS LifeCompass 2015 Fund
Class A	$ 87,634	$ —	$ 10,220.24%
Class B	15,217	3,542	382.19%
Class C	24,913	4,093	1,486.21%
	$ 127,764	$ 7,635	$ 12,088
DWS LifeCompass 2020 Fund
Class A	$ 75,656	$ —	$ 10,327.24%
Class B	19,256	5,249	2,052.18%
Class C	26,962	—	7,489.25%
	$ 121,874	$ 5,249	$ 19,868
DWS LifeCompass 2030 Fund
Class A	$ 19,900	$ —	$ 3,308.24%
Class B	2,460	455	43.20%
Class C	6,647	275	1,176.24%
	$ 29,007	$ 730	$ 4,527
DWS LifeCompass 2040 Fund
Class A	$ 1,740	$ —	$ 254.19%
Class C	192	—	17.25%
	$ 1,932	$ —	$ 271

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Funds. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended February 28, 2009 for DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund, DWS LifeCompass 2040 Fund aggregated $360, $1,934, $3,559, $1,108 and $700, respectively.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended February 28, 2009, the CDSC for Class B and Class C shares aggregated $10,501, $24,086, $27,929 and $6,280, respectively, for DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund and DWS LifeCompass 2030 Fund. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. There were no CDSC charged for Class A shares for the Funds for the six months ended February 28, 2009.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Funds. For the six months ended February 28, 2009, the amounts charged to the Funds by DIMA included in the Statements of Operations under "reports to shareholders" were as follows:

Typesetting and Filing Service Fees	Total Aggregated	Unpaid at February 28, 2009
DWS LifeCompass Retirement Fund	$ —	$ —
DWS LifeCompass 2015 Fund	$ 253	$ 253
DWS LifeCompass 2020 Fund	$ 11,670	$ 10,216
DWS LifeCompass 2030 Fund	$ 10,369	$ 10,061
DWS LifeCompass 2040 Fund	$ 3,606	$ 3,606

Trustees' Fees and Expenses. The Funds paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson and Vice Chairperson.

Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, each Fund may invest in the Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by the Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Advisor a management fee for the affiliated funds' investments in the QP Trust.

C. Line of Credit

The Funds and other affiliated funds (the "Participants") share in a $490 million revolving credit facility provided by a syndication of banks. The Funds may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.35 percent. The Funds, other than DWS LifeCompass 2040 Fund, may borrow up to a maximum of 33 percent of its net assets under the agreement. DWS LifeCompass 2040 Fund may borrow up to a maximum of 10 percent of its net assets under the agreement.

D. Fee Reductions

The Funds have entered into arrangements with their custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' custodian expenses. During the six months ended February 28, 2009 for DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund, the custodian fees were reduced by $93, $180, $196, $29 and $3, respectively, for transfer agent credits earned.

E. Share Transactions

DWS LifeCompass Retirement Fund

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended February 28, 2009		Year Ended August 31, 2008
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	640,321	$ 5,918,295	1,079,233	$ 13,320,784
Class B	21,952	208,115	74,717	931,300
Class C	84,578	885,510	217,198	2,692,653
Class S	537,786	5,006,220	1,342,495	16,617,239
		$ 12,018,140		$ 33,561,976
Shares issued to shareholders in reinvestment of distributions
Class A	62,292	$ 600,393	108,477	$ 1,303,852
Class B	7,276	70,227	14,317	171,653
Class C	16,466	158,016	27,925	334,360
Class S	133,496	1,285,971	229,106	2,751,264
		$ 2,114,607		$ 4,561,129
Shares redeemed
Class A	(945,793)	$ (8,840,067)	(1,968,943)	$ (24,302,650)
Class B	(136,357)	(1,263,404)	(246,607)	(3,008,916)
Class C	(294,191)	(2,801,172)	(271,636)	(3,327,649)
Class S	(1,537,572)	(14,244,484)	(1,886,154)	(23,112,775)
		$ (27,149,127)		$ (53,751,990)
Redemption fees		$ —		$ 1,288
Net increase (decrease)
Class A	(243,180)	$ (2,321,379)	(781,233)	$ (9,677,748)
Class B	(107,129)	(985,062)	(157,573)	(1,905,928)
Class C	(193,147)	(1,757,646)	(26,513)	(299,649)
Class S	(866,290)	(7,952,293)	(314,553)	(3,744,272)
		$ (13,016,380)		$ (15,627,597)

DWS LifeCompass 2015 Fund

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended February 28, 2009		Year Ended August 31, 2008
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	1,371,787	$ 11,667,177	2,793,268	$ 34,226,863
Class B	27,834	241,519	107,873	1,309,895
Class C	77,344	665,715	266,210	3,224,780
Class S	590,519	5,085,586	1,448,331	17,413,396
		$ 17,659,997		$ 56,174,934
Shares issued to shareholders in reinvestment of distributions
Class A	160,178	$ 1,411,464	332,227	$ 3,830,892
Class B	20,732	181,565	47,693	546,007
Class C	31,172	273,281	72,031	824,794
Class S	182,408	1,607,538	376,277	4,340,690
		$ 3,473,848		$ 9,542,383
Shares redeemed
Class A	(1,877,957)	$ (16,096,678)	(4,891,135)	$ (59,575,850)
Class B	(318,106)	(2,721,342)	(496,366)	(5,942,322)
Class C	(529,214)	(4,560,937)	(744,239)	(8,933,093)
Class S	(2,208,856)	(18,602,385)	(3,666,216)	(44,694,525)
		$ (41,981,342)		$ (119,145,790)
Redemption fees		$ —		$ 737
Net increase (decrease)
Class A	(345,992)	$ (3,018,037)	(1,765,640)	$ (21,517,624)
Class B	(269,540)	(2,298,258)	(340,800)	(4,086,237)
Class C	(420,698)	(3,621,941)	(405,998)	(4,883,513)
Class S	(1,435,929)	(11,909,261)	(1,841,608)	(22,940,362)
		$ (20,847,497)		$ (53,427,736)

DWS LifeCompass 2020 Fund

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended February 28, 2009		Year Ended August 31, 2008
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	1,033,953	$ 10,512,085	2,034,149	$ 30,034,798
Class B	82,030	826,126	120,657	1,763,862
Class C	93,249	932,735	234,765	3,461,988
Class S	573,641	5,833,718	1,415,901	21,025,875
		$ 18,104,664		$ 56,286,523
Shares issued to shareholders in reinvestment of distributions
Class A	276,905	$ 2,649,989	211,265	$ 3,192,197
Class B	53,338	508,309	48,180	724,629
Class C	66,693	635,585	62,094	933,929
Class S	437,045	4,182,522	378,043	5,712,244
		$ 7,976,405		$ 10,562,999
Shares redeemed
Class A	(1,112,447)	$ (11,395,114)	(2,503,854)	$ (37,395,180)
Class B	(261,477)	(2,676,924)	(429,207)	(6,220,299)
Class C	(367,528)	(3,724,721)	(662,539)	(9,553,963)
Class S	(1,557,859)	(15,544,617)	(2,258,811)	(33,469,266)
		$ (33,341,376)		$ (86,638,708)
Redemption fees		$ —		$ 349
Net increase (decrease)
Class A	198,411	$ 1,766,960	(258,440)	$ (4,168,139)
Class B	(126,109)	(1,342,489)	(260,370)	(3,731,788)
Class C	(207,586)	(2,156,401)	(365,680)	(5,157,969)
Class S	(547,173)	(5,528,377)	(464,867)	(6,730,941)
		$ (7,260,307)		$ (19,788,837)

DWS LifeCompass 2030 Fund

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended February 28, 2009		Year Ended August 31, 2008
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	633,794	$ 4,431,455	1,030,534	$ 11,597,876
Class B	17,462	133,771	57,408	661,380
Class C	47,274	341,765	144,619	1,629,579
Class S	266,888	1,882,026	400,749	4,576,276
		$ 6,789,017		$ 18,465,111
Shares issued to shareholders in reinvestment of distributions
Class A	193,823	$ 1,275,355	125,384	$ 1,450,857
Class B	19,358	127,567	17,887	207,126
Class C	52,013	342,768	53,338	617,125
Class S	61,839	406,900	35,109	406,252
		$ 2,152,590		$ 2,681,360
Shares redeemed
Class A	(406,094)	$ (2,922,804)	(635,720)	$ (7,153,549)
Class B	(38,131)	(281,415)	(106,755)	(1,173,459)
Class C	(137,839)	(953,783)	(380,962)	(4,187,675)
Class S	(280,510)	(1,936,984)	(121,766)	(1,343,737)
		$ (6,094,986)		$ (13,858,420)
Redemption fees		$ —		$ 90
Net increase (decrease)
Class A	421,523	$ 2,784,006	520,198	$ 5,895,184
Class B	(1,311)	(20,077)	(31,460)	(304,953)
Class C	(38,552)	(269,250)	(183,005)	(1,940,881)
Class S	48,217	351,942	314,092	3,638,791
		$ 2,846,621		$ 7,288,141

DWS LifeCompass 2040 Fund

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended February 28, 2009		Period Ended August 31, 2008*
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	247,093	$ 1,487,326	204,791	$ 1,845,925
Class C	4,314	26,369	23,151	210,057
Class S	209,479	1,272,096	269,687	2,528,193
		$ 2,785,791		$ 4,584,175
Shares issued to shareholders in reinvestment of distributions
Class A	8,266	$ 48,353	570	$ 5,583
Class C	409	2,392	217	2,130
Class S	8,651	50,609	3,559	34,879
		$ 101,354		$ 42,592
Shares redeemed
Class A	(42,394)	$ (276,417)	(2,747)	$ (25,280)
Class C	(7,484)	(60,789)	—	—
Class S	(149,668)	(918,574)	(40,721)	(360,242)
		$ (1,255,780)		$ (385,522)
Net increase (decrease)
Class A	212,965	$ 1,259,262	202,614	$ 1,826,228
Class C	(2,761)	(32,028)	23,368	212,187
Class S	68,462	404,131	232,525	2,202,830
		$ 1,631,365		$ 4,241,245
Initial capital
Class A	—	$ —	6,667	$ 66,667
Class C	—	—	6,666	66,666
Class S	—	—	6,667	66,667
		$ —		$ 200,000
* For the period from November 15, 2007 (commencement of operations) to August 31, 2008.

Investment Management Agreement Approval

LifeCompass 2015 Fund

LifeCompass 2020 Fund

LifeCompass 2030 Fund

LifeCompass 2040 Fund

LifeCompass Retirement Fund

The Board of Trustees, including the Independent Trustees, approved the renewal of your Funds' investment management agreements (the "Agreements" and each an "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2008.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

• At the present time, all but one of your Funds' Trustees are independent of DIMA and its affiliates.

• The Trustees meet frequently to discuss fund matters. Each year, the Trustees dedicate part or all of several meetings to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Quant Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Funds' performance, fees and expenses, and profitability compiled by the Funds' independent fee consultant. The Board also received extensive information throughout the year regarding performance of the Funds.

• The Trustees regularly meet privately with their independent counsel (and, as needed, other advisors) to discuss contract review and other matters. In addition, the Trustees were also advised by the Funds' independent fee consultant in the course of their review of the Funds' contractual arrangements and considered a comprehensive report prepared by the independent fee consultant in connection with their deliberations (the "IFC Report").

• In connection with reviewing the Agreements, the Board also reviewed the terms of each Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

• Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Independent Trustees as a group. The Independent Trustees reviewed the Contract Committee's findings and recommendations and presented their recommendations to the full Board.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Funds since their inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Funds. The Board considered, generally, that shareholders chose to invest or remain invested in each respective Fund knowing that DIMA managed the Funds, and that the Agreements were each approved by the Funds' shareholders at a special meeting held in 2006. DIMA is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are significant advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

While shareholders may focus primarily on fund performance and fees, the Funds' Board considers these and many other factors, including the quality and integrity of DIMA's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of each Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under each Agreement, DIMA provides portfolio management services to the Funds and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to each Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Funds' performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market indices and a peer universe compiled by the independent fee consultant using information supplied by Lipper Inc. ("Lipper"). The Board also noted that it has put a process into place of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer group compiled by Lipper), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds.

LifeCompass 2015 Fund. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2007, the performance of the LifeCompass 2015 Fund (Class A shares) was in the 4th quartile, 2nd quartile and 2nd quartile, respectively, of the applicable Lipper universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in each of the one-, three- and five-year periods ended December 31, 2007. The Board also noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board also observed that the Fund had experienced improved relative performance during the first six months of 2008. The Board recognized that DIMA has made significant changes in its investment personnel and processes in recent years in an effort to improve long-term performance.

LifeCompass 2020 Fund. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2007, the performance of the LifeCompass 2020 Fund (Class A shares) was in the 4th quartile, 1st quartile and 1st quartile, respectively, of the applicable Lipper universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in each of the one-, three- and five-year periods ended December 31, 2007. The Board also noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board observed that the Fund had experienced improved relative performance during the first six months of 2008. The Board recognized that DIMA has made significant changes in its investment personnel and processes in recent years in an effort to improve long-term performance.

LifeCompass 2030 Fund. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2007, the performance of the LifeCompass 2030 Fund (Class A shares) was in the 4th quartile and 2nd quartile, respectively, of the applicable Lipper universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-year period and outperformed its benchmark in the three-year period ended December 31, 2007. The Board also noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board observed that the Fund had experienced improved relative performance during the first six months of 2008. The Board recognized that DIMA has made significant changes in its investment personnel and processes in recent years in an effort to improve long-term performance.

LifeCompass 2040 Fund. Based on the information provided, the Board noted that for the six-month period ended June 30, 2008, the performance of the LifeCompass 2040 Fund (Class A shares) was in the 1st quartile of the applicable Lipper universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the six-month period ended June 30, 2008. The Board recognized that DIMA has made significant changes in its investment personnel and processes in recent years in an effort to improve performance.

LifeCompass Retirement Fund. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2007, the performance of the LifeCompass Retirement Fund (Class A shares) was in the 3rd quartile, 1st quartile and 2nd quartile, respectively, of the applicable Lipper universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in each of the one-, three- and five-year periods ended December 31, 2007. The Board recognized that DIMA has made significant changes in its investment personnel and processes in an effort to improve long-term performance.

On the basis of this evaluation and the ongoing review of investment results by the Board, the Board concluded that the nature, quality and extent of services provided by DIMA historically have been and continue to be satisfactory.

Fees and Expenses. The Board considered the Funds' investment management fee schedules, operating expenses, and total expense ratios, and comparative information provided by Lipper and the independent fee consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the Funds do not pay any Fund-level investment advisory fees, but do bear an administrative fee.

LifeCompass 2015 Fund. As a result of the administrative fee, the total management fee rates paid by the LifeCompass 2015 Fund were lower than the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2007). The Board noted that the Fund's Class A shares' total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2007, and analyzing Lipper expense universe Class A expenses less any applicable 12b-1 fees).

LifeCompass 2020 Fund. As a result of the administrative fee, the total management fee rates paid by the LifeCompass 2020 Fund were lower than the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2007). The Board noted that the Fund's Class A shares' total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (4th quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2007, and analyzing Lipper expense universe Class A expenses less any applicable 12b-1 fees).

LifeCompass 2030 Fund. As a result of the administrative fee, the total management fee rates paid by the LifeCompass 2030 Fund were lower than the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2007). The Board noted that the Fund's Class A shares' total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (4th quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2007, and analyzing Lipper expense universe Class A expenses less any applicable 12b-1 fees).

LifeCompass 2040 Fund. As a result of the administrative fee, the total management fee rates paid by the LifeCompass 2040 Fund were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2007). The Board noted that the Fund's Class A shares' total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (4th quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2007, and analyzing Lipper expense universe Class A expenses less any applicable 12b-1 fees).

LifeCompass Retirement Fund. As a result of the administrative fee, the total management fee rates paid by the LifeCompass Retirement Fund were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2007). The Board noted that the Fund's Class A shares' total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2007, and analyzing Lipper expense universe Class A expenses less any applicable 12b-1 fees).

The Board also reviewed each other share class' total (net) operating expenses relative to the Lipper data provided as of December 31, 2007, analyzing Lipper expense universe Class A expenses less any applicable 12b-1 fees. The Board considered each Fund's management fee rate as compared to fees charged by DIMA and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures between the DWS Funds. The Board also considered how each Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board also noted that the expense limitations agreed to by DIMA helped to ensure that the Funds' total (net) operating expenses would be competitive relative to the applicable Lipper universe.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA from advising the DWS Funds along with the estimated costs and pre-tax profits realized by DIMA from advising the DWS Funds. The Board also received information regarding the estimated enterprise-wide profitability of the DWS Investments organization with respect to all fund services in totality. The Board did not receive profitability information with respect to the Funds (which, as noted above, do not pay any investment advisory fees), but did receive such information with respect to the funds in which the Funds invest. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates' overall profitability with respect to the DWS Investments fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Funds and whether the Funds benefit from any economies of scale. The Board concluded that the Funds' fee schedule represents an appropriate sharing between the Funds and DIMA of such economies of scale as may exist in the management of the Funds at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Funds and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DWS Investments products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of DIMA's chief compliance officer; (ii) the large number of compliance personnel who report to DIMA's chief compliance officer; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board (including a majority of the Independent Trustees) determined that the continuation of the Agreements is in the best interests of the Funds. In making this determination the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of each Agreement.

Summary of Management Fee Evaluation by Independent Fee Consultant

DWS LifeCompass Retirement Fund

DWS LifeCompass 2015 Fund

DWS LifeCompass 2020 Fund

DWS LifeCompass 2030 Fund

DWS LifeCompass 2040 Fund

October 24, 2008

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2008, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds, serve on the board of directors of a private market research company, and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 129 Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper, Strategic Insight, and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Summary of Administrative Fee Evaluation by Independent Fee Consultant

September 29, 2008

Pursuant to an Order entered into by Deutsche Asset Management (DeAM) with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds and have as part of my duties evaluated the reasonableness of the proposed management fees to be charged by DeAM to the DWS Funds, taking onto account a proposal to pass through to the funds certain fund accounting-related charges in connection with new regulatory requirements. My evaluation considered the following:

• While the proposal would alter the services to be provided under the Administration Agreement, which I consider to be part of fund management under the Order, it is my opinion that the change in services is slight and that the scope of prospective services under the combination of the Advisory and Administration Agreements continues to be comparable with those typically provided to competitive funds under their management agreements.

• While the proposal would increase fund expenses, according to a pro forma analysis performed by management, the prospective effect is less than .01% for all but seven of the DeAM Funds' 438 active share classes, and in all cases the effect is less than .03% and overall expenses would remain reasonable in my opinion.

Based on the foregoing considerations, in my opinion the fees and expenses for all of the DWS Funds will remain reasonable if the Directors adopt this proposal.

Thomas H. Mack

Account Management Resources

For More Information	The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:

For shareholders of Classes A, B and C:

(800) 621-1048

For shareholders of Class S:

(800) 728-3337

Web Site

www.dws-investments.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Nasdaq Symbol	CUSIP Number	Fund Number
DWS LifeCompass Retirement Fund — Class A	SUCAX	23337A 608	480
DWS LifeCompass Retirement Fund — Class B	SUCBX	23337A 707	680
DWS LifeCompass Retirement Fund — Class C	SUCCX	23337A 806	780
DWS LifeCompass Retirement Fund — Class S	SCPCX	23337A 871	2080
DWS LifeCompass 2015 Fund — Class A	SPDAX	23337A 103	481
DWS LifeCompass 2015 Fund — Class B	SPDBX	23337A 202	681
DWS LifeCompass 2015 Fund — Class C	SPDCX	23337A 301	781
DWS LifeCompass 2015 Fund — Class S	SPBAX	23337A 509	2081
DWS LifeCompass 2020 Fund — Class A	SUPAX	23337A 863	482
DWS LifeCompass 2020 Fund — Class B	SUPBX	23337A 855	682
DWS LifeCompass 2020 Fund — Class C	SUPCX	23337A 848	782
DWS LifeCompass 2020 Fund — Class S	SPGRX	23337A 822	2082
DWS LifeCompass 2030 Fund — Class A	PLUSX	23337A 814	1084
DWS LifeCompass 2030 Fund — Class B	PLSBX	23337A 798	1284
DWS LifeCompass 2030 Fund — Class C	PLSCX	23337A 780	1384
DWS LifeCompass 2030 Fund — Class S	PPLSX	23337A 772	2084
DWS LifeCompass 2040 Fund — Class A	TGTAX	23337A 764	457
DWS LifeCompass 2040 Fund — Class C	TGTCX	23337A 756	757
DWS LifeCompass 2040 Fund — Class S	TGTSX	23337A 749	2057

Privacy Statement

Dear Valued Client:

We want to make sure you know our policy regarding the way in which our clients' private information is handled at DWS Investments. The following information is issued by DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc., DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number, and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians and broker-dealers to assist us in processing transactions and servicing your account.

In addition, we may disclose the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. These organizations may only use client information for the purpose designated by the companies listed above, and additional requirements beyond federal law may be imposed by certain states. To the extent that these state laws apply, we will comply with them before we share information about you.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required to or may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

At any time, if you have questions about our policy, please write to us at:

DWS Investments
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415 September 2008

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Chairman of the Board, P.O. Box 100176, Cape Coral, FL 33910.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)        There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Target Date Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Target Date Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 28, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        April 28, 2009